                                                                   Annual Report

                                                          as of January 31, 2000

                                   Evergreen
                                        Money Market Funds



                           [LOGO OF EVERGREEN FUNDS]

                                                                          [SEAL]

                              Table of Contents


Letter to Shareholders ....................................................    1

Evergreen Florida Municipal Money
Market Fund
   Fund at a Glance .......................................................    2

Evergreen Money Market Fund
   Fund at a Glance .......................................................    3

Evergreen Municipal Money Market
Fund
   Fund at a Glance .......................................................    4

Evergreen New Jersey Municipal
Money Market Fund
   Fund at a Glance .......................................................    5

Evergreen Pennsylvania Municipal
Money Market Fund
   Fund at a Glance .......................................................    6

Evergreen Treasury Money Market
Fund
   Fund at a Glance .......................................................    7

Financial Highlights
   Evergreen Florida Municipal Money
      Market Fund .........................................................    8
   Evergreen Money Market Fund ............................................    9
   Evergreen Municipal Money Market Fund ..................................   11
   Evergreen New Jersey Municipal Money
      Market Fund .........................................................   12
   Evergreen Pennsylvania Municipal Money
      Market Fund .........................................................   13
   Evergreen Treasury Money Market Fund ...................................   14

Schedule of Investments
   Evergreen Florida Municipal Money
      Market Fund .........................................................   15
   Evergreen Money Market Fund ............................................   17
   Evergreen Municipal Money Market Fund ..................................   21
   Evergreen New Jersey Municipal Money
      Market Fund .........................................................   30
   Evergreen Pennsylvania Municipal Money
      Market Fund .........................................................   32
   Evergreen Treasury Money Market Fund ...................................   35

Combined Notes to Schedule of Investments .................................   36

Statements of Assets and Liabilities ......................................   37

Statements of Operations ..................................................   38

Statements of Changes in Net Assets .......................................   39

Combined Notes to Financial
Statements ................................................................   41

Independent Auditors' Report ..............................................   49

Additional Information ....................................................   50


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:  ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed

                          Evergreen Distributor, Inc.
 Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                  March 2000



    [PHOTO]
William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Money Market Funds annual report, which covers the fiscal year ended January 31, 2000.

Continued Strength in the Domestic Economy

During 1999, a handful of large capitalization growth stocks, technology stocks in particular, dominated market performance. During the second quarter, participation broadened to include both value stocks and small company stocks; two areas which had disappointed investors for several years. The recent growth in these areas may be a sign that the record bull market is repositioning itself to continue.

The stock market's dramatic movement during the past year has occurred despite continuing concern about rising interest rates and a Federal Reserve policy that appears focused on containing the high rate of economic expansion. It is this combination of stretched valuations and rising interest rates that has us entering a new year with a tone of caution and greater focus on risk management in portfolio structuring.

Despite any short-term turbulence in the domestic and global marketplace, we believe the long-term fundamentals-historically low inflation, a resurgence of productivity as a result of the high-tech revolution, and the globalization of economies and financial markets-are well-positioned to drive the markets in the years and decades ahead.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including 1999 tax information, an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,


/s/ Bill Ennis

William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

                                    [GRAPH]

Variable Rate Demand Notes-- 62.4%
Commercial Paper-- 16.1%
Put Bonds-- 12.0%
Bonds-- 9.5%


                                   Portfolio
                                  Management
--------------------------------------------------------------------------------

                                    [PHOTO]
                               Steven C. Shachat
                              Tenure:October 1998


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS* 1
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/26/1998                   Class A         Class Y
Class Inception Date                                 10/26/1998      12/29/1998
Average Annual Returns
1 year                                                   2.69%           3.01%
Since Portfolio Inception                                2.67%           3.12%
7-day annualized yield                                   2.73%           3.03%
30-day annualized yield                                  2.81%           3.12%
12-month distributions per share                        $0.027          $0.030

* The yield quotation more closely reflects the earnings of the Fund than the total return quotation.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                   Class A       Class Y
                       2/99         2.21%         2.52%
                       3/99         2.31%         2.55%
                       4/99         2.91%         3.20%
                       5/99         2.61%         2.92%
                       6/99         2.89%         3.25%
                       7/99         2.46%         2.78%
                       8/99         2.71%         3.03%
                       9/99         3.15%         3.44%
                      10/99         2.84%         3.19%
                      11/99         3.21%         3.57%
                      12/99         4.09%         4.30%
                       1/00         2.73%         3.03%


Total Net Assets:  $140,508,098
Average Maturity: 33 days

1 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class Y have not been adjusted to reflect the fact that Class Y does not pay a 12b-1 fee. This fee for Class A is 0.30%. If this fee had not been reflected, the return for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single state may face increased risk or price fluctuation over more diversified funds due to adverse developments within that state.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Past performance is no guarantee of future results.

The Fund's yield will fluctuate and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to AMT.

                                   EVERGREEN
                               Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

                                    [GRAPH]

Commercial Paper -- 54.8%
Corporate Bonds -- 40.8%
Funding Agreements -- 3.1%
Municipal Obligations -- 0.7%
Repurchase Agreements -- 0.4%
Mutual Fund Shares-- 0.2%


--------------------------------------------------------------------------------
                              Portfolio Management
--------------------------------------------------------------------------------
                       [PHOTO]                 [PHOTO]
                     Kellie Allen           Bryan K.White
                 Tenure:December 1997    Tenure:December 1997


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS* 1
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/2/1987   Class A   Class B    Class C    Class Y
Class Inception Date                 1/4/1995  1/26/1995  8/1/1997   11/2/1987
Average Annual Returns*
1 year with sales charge                 N/A     -1.05%      1.95%       N/A
1 year w/o sales charge                 4.68%     3.95%      3.95%      4.99%
3 years                                 4.86%     3.20%      4.30%      5.17%
5 years                                 4.97%     3.90%      4.76%      5.28%
Since Portfolio Inception               5.63%     5.32%      5.55%      5.76%
Maximum Sales Charge                     N/A      5.00%      2.00%       N/A
                                                   CDSC       CDSC
7-day annualized yield                  5.09%     4.39%      4.39%      5.38%
30-day annualized yield                 5.16%     4.46%      4.46%      5.45%
12-month distributions per share       $0.046    $0.039     $0.039     $0.049

* The yield quotation more closely reflects the earnings of the Fund than the total return quotation. Adjusted for maximum applicable sales charge.


--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                       Class A       Class B       Class C       Class Y
           2/99         4.39%         3.69%         3.69%         4.69%
           3/99         4.29%         3.59%         3.59%         4.59%
           4/99         4.25%         3.55%         3.55%         4.55%
           5/99         4.24%         3.54%         3.54%         4.53%
           6/99         4.36%         3.66%         3.66%         4.66%
           7/99         4.44%         3.74%         3.74%         4.74%
           8/99         4.56%         3.86%         3.86%         4.86%
           9/99         4.68%         3.98%         3.98%         4.98%
          10/99         4.78%         4.08%         4.08%         5.07%
          11/99         5.01%         4.31%         4.31%         5.30%
          12/99         5.22%         4.52%         4.52%         5.52%
           1/00         5.09%         4.39%         4.39%         5.38%



Total Net Assets:  $10,912,340,965
Average Maturity:  64 days

1 Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. The 12b-1 fees for Class A are 0.30%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                          Municipal Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

[GRAPH]

Variable Rate Demand Notes-- 62.4%
Put Bonds-- 26.2%
Bonds-- 5.7%
Anticipation Notes-- 3.3%
Commercial Paper-- 2.4%

                              Portfolio Management

                                    [PHOTO]

                                Steven C.Shachat
                              Tenure:November 1988


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS* 1
--------------------------------------------------------------------------------
Portfolio Inception Date: 11/2/1988                  Class A          Class Y
Class Inception Date                                 1/5/1995        11/2/1988
Average Annual Returns
1 year                                                  2.90%           3.21%
3 years                                                 3.05%           3.35%
5 years                                                 3.14%           3.44%
10 years                                                3.48%           3.64%
Since Portfolio Inception                               3.82%           3.96%
7-day annualized yield                                  2.97%           3.27%
30-day annualized yield                                 3.07%           3.36%
12-month distributions per share                       $0.029          $0.032

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                      Class A       Class Y
                          2/99         2.49%         2.79%
                          3/99         2.64%         2.94%
                          4/99         3.12%         3.42%
                          5/99         2.86%         3.17%
                          6/99         3.18%         3.48%
                          7/99         2.73%         3.02%
                          8/99         2.79%         3.10%
                          9/99         3.21%         3.51%
                         10/99         2.93%         3.23%
                         11/99         3.28%         3.59%
                         12/99         3.99%         4.30%
                          1/00         2.37%         3.27%


Total Net Assets:  $1,298,572,609
Average Maturity:  44 days

1 Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. These historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fees. The 12b-1 fee for Class A is 0.30%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

The Fund's yield will fluctuate and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to AMT.

                                   EVERGREEN
                    New Jersey Municipal Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

[GRAPH]

Variable Rate Demand Notes-- 66.3%
Bonds-- 33.7%


--------------------------------------------------------------------------------
                              Portfolio Management
--------------------------------------------------------------------------------

                                   [PHOTO]
                               Steven C.Shachat
                              Tenure:October 1998

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS* 1
--------------------------------------------------------------------------------
Portfolio Inception Date: 10/26/1998                      Class A      Class Y
Class Inception Date                                    10/26/1998     4/5/1999
Average Annual Returns
1 year                                                     2.59%         2.84%
Since Portfolio Inception                                  2.57%         2.77%
7-day annualized yield                                     2.68%         2.98%
30-day annualized yield                                    2.76%         3.06%
Distributions per share for the period**                  $0.026        $0.024

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

** For Class Y, the period from the Class' inception on April 5, 1999 through January 31, 2000. For Class A, for the twelve month period ending January 31, 2000.


--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    Class A       Class Y
                        2/99         2.12%          N/A
                        3/99         2.31%          N/A
                        4/99         2.76%         3.08%
                        5/99         2.51%         2.81%
                        6/99         2.83%         3.12%
                        7/99         2.34%         2.64%
                        8/99         2.48%         2.78%
                        9/99         3.01%         3.32%
                       10/99         2.71%         3.01%
                       11/99         3.11%         3.41%
                       12/99         3.78%         4.08%
                        1/00         2.68%         2.98%


Total Net Assets:  $112,950,630
Average Maturity:  59 days

1 Historical performance shown for Class Y prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class Y have not been adjusted to reflect the fact that Class Y does not pay a 12b-1 fee. This fee for Class A is 0.30%. If this fee had not been reflected, the return for Class Y would have been higher. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single state may face increased risk or price fluctuation over more diversified funds due to adverse developments within that state.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results.

The Fund's yield will fluctuate and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to AMT.

                                   EVERGREEN
                   Pennsylvania Municipal Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

Variable Rate Demand Notes-- 59.5%
Bonds-- 24.4%
Put Bonds-- 16.1%


                              Portfolio Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                               Steven C.Shachat
                                Tenure:May 1998


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------
Portfolio Inception Date: 8/15/1991                    Class A         Class Y
Class Inception Date                                  8/22/1995       8/15/1991
Average Annual Returns
1 year                                                   2.90%           3.00%
3 years                                                  2.99%           3.09%
5 years                                                  3.12%           3.20%
Since Portfolio Inception                                2.97%           3.01%
7-day annualized yield                                   2.98%           3.13%
30-day annualized yield                                  3.09%           3.22%
12-month distributions per share                        $0.029          $0.030

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.


--------------------------------------------------------------------------------
                             ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                   Class A       Class Y
                       2/99         2.46%         2.56%
                       3/99         2.59%         2.69%
                       4/99         3.09%         3.19%
                       5/99         2.84%         2.94%
                       6/99         3.12%         3.22%
                       7/99         2.72%         2.82%
                       8/99         2.77%         2.86%
                       9/99         3.19%         3.29%
                      10/99         2.91%         3.01%
                      11/99         3.32%         3.41%
                      12/99         3.98%         4.08%
                       1/00         2.98%         3.13%


Total Net Assets: $187,084,761
Average Maturity: 60 days

/1/ Historical performance shown for Class A prior to its inception is based on the performance of Class Y, the original class offered. These historical returns for Class A have not been adjusted to reflect the effect of the class' 12b-1 fees. The 12b-1 fee for Class A is 0.30%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is reimbursing a portion of the 12b-1 expense for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

Funds that concentrate their investments in a single state may face increased risk or price fluctuation over more diversified funds due to adverse developments within that state.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

The Fund's yield will fluctuate and there can be no guarantee that the Fund will achieve its objective or any particular tax-exempt yield. Income may be subject to AMT.

                                   EVERGREEN
                          Treasury Money Market Fund
                    Fund at a Glance as of January 31, 2000

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 1/31/2000 portfolio assets)

Repurchase Agreements-- 75.6%
U.S. Treasury Notes-- 24.1%
Mutual Fund Shares-- 0.3%


                              Portfolio Management
--------------------------------------------------------------------------------

                                    [PHOTO]

                                 Kellie Allen
                               Tenure:March 1991

                                    [PHOTO]
                                 Bryan K.White
                             Tenure:December 1997


--------------------------------------------------------------------------------
                          PERFORMANCE AND RETURNS*/1/
--------------------------------------------------------------------------------
Portfolio Inception Date: 3/6/1991                     Class A         Class Y
Class Inception Date                                   3/6/1991        3/6/1991
Average Annual Returns
1 year                                                   4.38%           4.69%
3 years                                                  4.68%           4.99%
5 years                                                  4.84%           5.15%
Since Portfolio Inception                                4.37%           4.68%
7-day annualized yield                                   4.83%           5.13%
30-day annualized yield                                  4.72%           5.02%
12-month distributions per share                        $0.043          $0.046

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.


--------------------------------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
--------------------------------------------------------------------------------

                                    [GRAPH]

                                     Class A       Class Y
                         2/99         4.09%         4.39%
                         3/99         4.20%         4.50%
                         4/99         4.08%         4.38%
                         5/99         4.03%         4.33%
                         6/99         4.12%         4.43%
                         7/99         4.30%         4.60%
                         8/99         4.43%         4.73%
                         9/99         4.30%         4.60%
                        10/99         4.46%         4.76%
                        11/99         4.83%         5.13%
                        12/99         3.97%         4.28%
                         1/00         4.83%         5.13%


Total Net Assets:  $3,862,343,077
Average Maturity:  50 days

/1/ The returns reflect expense limits previously in effect, without which returns would have been lower. This fund has 12b-1 fees for Class A of 0.30%. Class Y does not pay a 12b-1 fee. Returns reflect expense limits previously in effect, without which returns would have been lower.

U.S. Government guarantees apply only to the underlying securities of the Fund's portfolio and not to the Fund's shares.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                        Year Ended
                                        January 31,
                                      ----------------
                                       2000   1999 (a)
CLASS A SHARES
Net asset value, beginning of period  $ 1.00   $ 1.00
                                      ------   ------
Net investment income                   0.03     0.01
Distributions to shareholders from
Net investment income                  (0.03)   (0.01)
                                      ------   ------
Net asset value, end of period        $ 1.00   $ 1.00
                                      ------   ------
Total return                            2.69%    0.69%
Ratios and supplemental data
Net assets, end of period (millions)  $  140   $   84
Ratios to average net assets
 Expenses++                             0.84%    0.93%+
 Net investment income                  2.77%    2.66%+

                                        Year Ended
                                        January 31,
                                      ----------------
                                       2000   1999 (b)
CLASS Y SHARES
Net asset value, beginning of period  $ 1.00   $1.00
                                      ------   -----
Net investment income                   0.03       0+++
Distributions to shareholders from
Net investment income                  (0.03)      0+++
                                      ------   -----
Net asset value, end of period        $ 1.00   $1.00
                                      ------   -----
Total return                            3.01%   0.26%
Ratios and supplemental data
Net assets, end of period (millions)  $    0   $   0
Ratios to average net assets
 Expenses++                             0.54%   0.65%+
 Net investment income                  3.07%   2.98%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.
+++ Represents an amount less than $0.005 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended January 31,    Year Ended August 31,
                            ------------------------  ------------------------
                             2000    1999   1998 (a)   1997    1996   1995 (b)
CLASS A SHARES
Net asset value, beginning
 of period                  $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $1.00
                            ------  ------   ------   ------  ------   -----
Net investment income         0.05    0.05     0.02     0.05    0.05    0.03
Distributions to
 shareholders from
Net investment income        (0.05)  (0.05)   (0.02)   (0.05)  (0.05)  (0.03)
                            ------  ------   ------   ------  ------   -----
Net asset value, end of
 period                     $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $1.00
                            ------  ------   ------   ------  ------   -----
Total return                  4.68%   4.90%    2.08%    4.95%   5.05%   3.53%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $8,931  $5,210   $2,910   $2,803  $1,755   $ 685
Ratios to average net
 assets
 Expenses++                   0.83%   0.85%    0.89%+   0.79%   0.75%   0.81%+
 Net investment income        4.63%   4.78%    4.91%+   4.87%   4.86%   5.26%+

                            Year Ended January 31,    Year Ended August 31,
                            ------------------------  ------------------------
                             2000    1999   1998 (a)   1997    1996   1995 (c)
CLASS B SHARES
Net asset value, beginning
 of period                  $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $1.00
                            ------  ------   ------   ------  ------   -----
Net investment income         0.04    0.04     0.02     0.04    0.04    0.03
Distributions to
 shareholders from
Net investment income        (0.04)  (0.04)   (0.02)   (0.04)  (0.04)  (0.03)
                            ------  ------   ------   ------  ------   -----
Net asset value, end of
 period                     $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $1.00
                            ------  ------   ------   ------  ------   -----
Total return*                 3.95%   4.18%    1.78%    4.22%   4.31%   2.78%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $   67  $   65   $   25   $   23  $   10   $   8
Ratios to average net
 assets
 Expenses++                   1.53%   1.55%    1.59%+   1.49%   1.45%   1.51%+
 Net investment income        3.89%   4.09%    4.22%+   4.16%   4.18%   4.54%+

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 4, 1995 (commencement of class operations) to August 31, 1995.
(c) For the period from January 26, 1995 (commencement of class operations) to August 31, 1995.
*   Excluding applicable sales charges.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                     Year Ended January
                                            31,
                                    ----------------------     Period Ended
                                    2000   1999   1998 (a)  August 31, 1997 (b)
CLASS C SHARES
Net asset value, beginning of
 period                             $1.00  $1.00   $1.00           $1.00
                                    -----  -----   -----           -----
Net investment income                0.04   0.04    0.02               0+++
Distributions to shareholders from
Net investment income               (0.04) (0.04)  (0.02)              0+++
                                    -----  -----   -----           -----
Net asset value, end of period      $1.00  $1.00   $1.00           $1.00
                                    -----  -----   -----           -----
Total return*                        3.95%  4.18%   1.78%           0.37%
Ratios and supplemental data
Net assets, end of period
 (millions)                         $   6  $   5   $   2           $   5
Ratios to average net assets
 Expenses++                          1.54%  1.55%   1.59%+          1.67%+
 Net investment income               3.95%  4.09%   4.20%+          4.42%+

                                                          Year Ended August
                                Year Ended January 31,           31,
                                ------------------------  -------------------
                                 2000    1999   1998 (a)  1997   1996   1995
CLASS Y SHARES
Net asset value, beginning of
 period                         $ 1.00  $ 1.00   $1.00    $1.00  $1.00  $1.00
                                ------  ------   -----    -----  -----  -----
Net investment income             0.05    0.05    0.02     0.05   0.05   0.05
Distributions to shareholders
 from
Net investment income            (0.05)  (0.05)  (0.02)   (0.05) (0.05) (0.05)
                                ------  ------   -----    -----  -----  -----
Net asset value, end of period  $ 1.00  $ 1.00   $1.00    $1.00  $1.00  $1.00
                                ------  ------   -----    -----  -----  -----
Total return                      4.99%   5.21%   2.21%    5.27%  5.36%  5.38%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $1,908  $1,745   $ 610    $ 635  $ 671  $ 283
Ratios to average net assets
 Expenses++                       0.53%   0.55%   0.59%+   0.48%  0.45%  0.53%
 Net investment income            4.89%   5.07%   5.22%+   5.13%  5.16%  5.26%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
*   Excluding applicable sales charges.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions. +++ Represents an amount less than $0.005 per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                 Year Ended January      Year Ended August
                                        31,                     31,
                                ----------------------  ----------------------
                                2000   1999   1998 (a)  1997   1996   1995 (b)
CLASS A SHARES
Net asset value, beginning of
 period                         $1.00  $1.00   $1.00    $1.00  $1.00   $1.00
                                -----  -----   -----    -----  -----   -----
Net investment income            0.03   0.03    0.01     0.03   0.03    0.02
Distributions to shareholders
 from
Net investment income           (0.03) (0.03)  (0.01)   (0.03) (0.03)  (0.02)
                                -----  -----   -----    -----  -----   -----
Net asset value, end of period  $1.00  $1.00   $1.00    $1.00  $1.00   $1.00
                                -----  -----   -----    -----  -----   -----
Total return                     2.90%  3.07%   1.34%    3.13%  3.22%   2.24%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $ 708  $ 737   $ 672    $ 667  $ 661   $ 555
Ratios to average net assets
 Expenses++                      0.86%  0.87%   0.88%+   0.83%  0.79%   0.78%+
 Net investment income           2.84%  3.02%   3.18%+   3.09%  3.14%   3.28%+

                                     Year Ended              Year Ended
                                    January 31,              August 31,
                                ----------------------  ----------------------
                                2000   1999   1998 (a)  1997   1996    1995
CLASS Y SHARES
Net asset value, beginning of
 period                         $1.00  $1.00   $1.00    $1.00  $1.00   $1.00
                                -----  -----   -----    -----  -----   -----
Net investment income            0.03   0.03    0.01     0.03   0.03    0.04
Distributions to shareholders
 from
Net investment income           (0.03) (0.03)  (0.01)   (0.03) (0.03)  (0.04)
                                -----  -----   -----    -----  -----   -----
Net asset value, end of period  $1.00  $1.00   $1.00    $1.00  $1.00   $1.00
                                -----  -----   -----    -----  -----   -----
Total return                     3.21%  3.38%   1.47%    3.44%  3.53%   3.59%
Ratios and supplemental data
Net assets, end of period
 (millions)                     $ 591  $ 540   $ 386    $ 378  $ 617   $ 421
Ratios to average net assets
 Expenses++                      0.56%  0.57%   0.58%+   0.53%  0.49%   0.50%
 Net investment income           3.15%  3.30%   3.46%+   3.37%  3.44%   3.53%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                      Year Ended January 31,
                                      ----------------------
                                        2000         1999 (a)
CLASS A SHARES
Net asset value, beginning of period  $      1.00   $      1.00
                                      -----------   -----------
Net investment income                        0.03          0.01
Distributions to shareholders from
Net investment income                       (0.03)        (0.01)
                                      -----------   -----------
Net asset value, end of period        $      1.00   $      1.00
                                      -----------   -----------
Total return                                 2.59%         0.66%
Ratios and supplemental data
Net assets, end of period (millions)  $       111   $        95
Ratios to average net assets
 Expenses++                                  0.84%         0.85%+
 Net investment income                       2.57%         2.46%+

                                          Period Ended
                                      January 31, 2000 (b)
CLASS Y SHARES
Net asset value, beginning of period         $1.00
                                             -----
Net investment income                         0.02
Distributions to shareholders from
Net investment income                        (0.02)
                                             -----
Net asset value, end of period               $1.00
                                             -----
Total return                                  2.47%
Ratios and supplemental data
Net assets, end of period (millions)         $   2
Ratios to average net assets
 Expenses++                                   0.52%+
 Net investment income                        3.06%+

(a) For the period October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period April 5, 1999 (commencement of class operations) to January 31, 2000.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                              Year Ended            Year Ended
                             January 31,            August 31,
                         -----------------------  ---------------      Period Ended
                         2000    1999   1998 (a)  1997   1996 (b)  February 29, 1996 (c)
CLASS A SHARES
Net asset value,
 beginning of period     $1.00   $1.00   $1.00    $1.00   $1.00            $1.00
                         -----   -----   -----    -----   -----            -----
Net investment income     0.03    0.03    0.01     0.03    0.01             0.02
Distributions to
 shareholders from
Net investment income    (0.03)  (0.03)  (0.01)   (0.03)  (0.01)           (0.02)
                         -----   -----   -----    -----   -----            -----
Net asset value, end of
 period                  $1.00   $1.00   $1.00    $1.00   $1.00            $1.00
                         -----   -----   -----    -----   -----            -----
Total return              2.90%   2.96%   1.34%    3.05%   1.49%            1.72%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $ 125   $  96   $  37    $  36   $  22            $   4
Ratios to average net
 assets
 Expenses++               0.60%   0.61%   0.61%+   0.60%   0.55%+           0.47%+
 Net investment income    2.87%   2.90%   3.15%+   3.01%   2.97%+           3.14%+

                                                                  Year Ended
                          Year Ended January       Year Ended      February
                                 31,               August 31,         28,
                         ----------------------  ---------------  ------------
                         2000   1999   1998 (a)  1997   1996 (b)  1996   1995
CLASS Y SHARES
Net asset value,
 beginning of period     $1.00  $1.00   $1.00    $1.00   $1.00    $1.00  $1.00
                         -----  -----   -----    -----   -----    -----  -----
Net investment income     0.03   0.03    0.01     0.03    0.01     0.03   0.03
Distributions to
 shareholders from
Net investment income    (0.03) (0.03)  (0.01)   (0.03)  (0.01)   (0.03) (0.03)
                         -----  -----   -----    -----   -----    -----  -----
Net asset value, end of
 period                  $1.00  $1.00   $1.00    $1.00   $1.00    $1.00  $1.00
                         -----  -----   -----    -----   -----    -----  -----
Total return              3.00%  3.07%   1.38%    3.15%   1.51%    3.55%  2.81%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  62  $  40   $  33    $  32   $  48    $  83  $  44
Ratios to average net
 assets
 Expenses++               0.50%  0.52%   0.51%+   0.50%   0.50%+   0.37%  0.33%
 Net investment income    2.98%  3.02%   3.26%+   3.10%   2.92%+   3.42%  3.09%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
+   Annualized.
++ The ratio of expenses to average net assets includes fee waivers and ex-cludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Treasury Money Market Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                            Year Ended January 31,    Year Ended August 31,
                            ------------------------  ------------------------
                             2000    1999   1998 (a)   1997    1996   1995 (b)

CLASS A SHARES

Net asset value, beginning
 of period                  $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                            ------  ------   ------   ------  ------   ------
Net investment income         0.04    0.05     0.02     0.05    0.05     0.03
Distributions to
 shareholders from
Net investment income        (0.04)  (0.05)   (0.02)   (0.05)  (0.05)   (0.03)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                            ------  ------   ------   ------  ------   ------
Total return                  4.38%   4.75%    2.07%    4.82%   4.98%    3.58%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $2,828  $3,366   $2,616   $2,485  $2,608   $1,178
Ratios to average net
 assets
 Expenses++                   0.74%   0.73%    0.73%+   0.72%   0.69%    0.63%+
 Net investment income        4.28%   4.63%    4.89%+   4.73%   4.76%    5.30%+

                            Year Ended January 31,    Year Ended August 31,
                            ------------------------  ------------------------
                             2000    1999   1998 (a)   1997    1996   1995 (b)
CLASS Y SHARES

Net asset value, beginning
 of period                  $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                            ------  ------   ------   ------  ------   ------
Net investment income         0.05    0.05     0.02     0.05    0.05     0.04
Distributions to
 shareholders from
Net investment income        (0.05)  (0.05)   (0.02)   (0.05)  (0.05)   (0.04)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $ 1.00  $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
                            ------  ------   ------   ------  ------   ------
Total return                  4.69%   5.07%    2.20%    5.14%   5.29%    3.78%
Ratios and supplemental
 data
Net assets, end of period
 (millions)                 $1,034  $1,045   $  572   $  547  $  760   $  277
Ratios to average net
 assets
 Expenses++                   0.44%   0.43%    0.43%+   0.42%   0.39%    0.33%+
 Net investment income        4.58%   4.89%    5.19%+   5.02%   5.12%    5.60%+

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
+   Annualized.
++  The ratio of expenses to average net assets excludes expense reductions.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                            Schedule of Investments
                                January 31, 2000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - 99.7%
            Florida - 96.3%
 $1,705,000 Broward Cnty., FL Hsg. Fin. Auth. RB, Mtge. Tender
             Option Bonds, Ser. D,
             (LOC: CitiBank, NA & Coll. by GNMA),
             4.05%, 5/1/2000....................................   $  1,705,000
  1,600,000 Collier Cnty., FL Hlth. Facs. RB, Cleveland Clinic
             Hlth. Sys.,
             (LOC: Bank One, NA),
             3.70%, VRDN........................................      1,600,000
  3,350,000 Dade Cnty., FL Gtd. Entitlement RB, Capital
             Appreciation, Ser. B,
             (Ins. by MBIA),
             3.90%, 2/1/2000....................................      3,350,000
            Dade Cnty., FL IDA RB:
  2,325,000  FL Convalescent Assoc. Proj., Ser. 1986,
             (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             3.65%, VRDN........................................      2,325,000
    150,000  Jay W. Lotspeich Proj.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
             4.60%, VRDN........................................        150,000
    400,000  Pot Co., Inc.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
             4.60%, VRDN........................................        400,000
    950,000  Quipp Inc. Proj.,
             (LOC: Bank of America, NA),
             3.45%, VRDN........................................        950,000
  1,000,000 Dural Cnty., FL Sch. Dist. GO,
             (Ins. by AMBAC),
             5.63%, 8/1/2000....................................      1,007,653
  3,500,000 Escambia Cnty., FL IDRB, Daws Mfg. Co., Inc. Proj.,
             (LOC: Amsouth Bank, NA),
             3.50%, VRDN........................................      3,500,000
  1,330,000 Escambia Cnty., FL SFHRB, PFOTER,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.32%, VRDN (a)....................................      1,330,000
            Florida Board of Ed. RB:
  4,700,000  ABN AMRO Munitops Certificates Trust, Ser. 1998-9,
             (LIQ: ABN AMRO Bank, NV & Ins. by FSA),
             3.29%, VRDN (a)....................................      4,700,000
  1,100,000  Capital Outlay, Ser. 190,
             (LIQ: Morgan Stanley Dean Witter, Inc & Ins. by
             FSA),
             3.30%, VRDN........................................      1,100,000
  3,350,000 Florida Dept. of Trans. Turnpike Auth. RB, TOC, Ser.
             1999-1,
             (LOC: Chase Manhattan Bank, NA & Ins. by MBIA),
             3.30%, VRDN........................................      3,350,000
  1,000,000 Florida Dev. Fin. Corp. IDRB, Suncoast Bakeries,
             Inc., Ser. A-1,
             (LOC: SunTrust Banks, NA),
             3.45%, VRDN........................................      1,000,000
            Florida HFA MHRB:
  4,000,000  Buchanan Bay Townhomes,
             (LOC: Chase Manhattan Bank, NA),
             3.45%, VRDN........................................      4,000,000

 Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
            Florida - continued
            Florida HFA MHRB - continued
 $3,100,000  Falls of Venice Proj., Ser. E,
             (Coll. by FNMA),
             3.45%, VRDN........................................  $  3,100,000
  3,500,000  Iona Lakes Proj., Ser. D,
             (Ins. by Continental Casualty),
             3.25%, 4/1/2000....................................     3,500,000
  2,000,000  Spring Colony Proj.,
             (Coll. by FNMA),
             3.20%, VRDN........................................     2,000,000
  5,750,000 Hernando Cnty., FL IDRB, Moore McCormack Resources,
             (LOC: Societe Generale),
             3.40%, VRDN........................................     5,750,000
            Hillsborough Cnty., FL IDA PCRB, Tampa Elec. Co.
             Proj.:
             (Gtd. by Tampa Elec. Co.),
  1,300,000  3.60%, VRDN........................................     1,300,000
  1,800,000  Gannon Coal Conversion,
             3.60%, VRDN........................................     1,800,000
            Hillsborough Cnty., FL IDRB:
  1,895,000  Berry Packaging, Inc.,
             (LOC: Bank of America, NA),
             3.45%, VRDN........................................     1,895,000
    400,000  Serigraphic Arts, Inc. Proj.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
             4.60%, VRDN........................................       400,000
  1,400,000 Jacksonville, FL Econ. Dev. Commission IDRB, Crown
             Products Co., Inc.,
             (LOC: SunTrust Banks, NA),
             3.45%, VRDN........................................     1,400,000
  3,000,000 Jacksonville, FL Elec. Auth. RB, Bulk Pwr. Supply,
             Prerefunded,
             6.75%, 10/1/2000...................................     3,098,035
    900,000 Jacksonville, FL IDRB, Univ. of FL Hlth. Science
             Ctr.,
             (LOC: Bank of America, NA),
             3.35%, VRDN........................................       900,000
            Jacksonville, FL PCRB, FL Pwr. & Light Co. Proj.,
             (Gtd. by FL Pwr. & Light Co.):
  2,500,000  Ser. 1992,
             3.85%, 2/11/2000...................................     2,500,000
  4,000,000  Ser. 1994,
             3.50%, 2/22/2000...................................     4,000,000
    930,000 Martin Cnty., FL IDA IDRB, RF Labs, Inc. Proj.,
             (LOC: SunTrust Banks, NA),
             3.45%, VRDN........................................       930,000
    485,000 Miami-Dade Cnty., FL GO, Parks Program,
             (Ins. by FGIC),
             7.25%, 11/1/2000...................................       496,625
  6,590,000 Miami-Dade Cnty., FL HFA MHRB, PFOTER,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.50%, VRDN........................................     6,590,000
  2,000,000 Miami-Dade Cnty., FL IDA RB, Edron Fixtures Corp.
             Proj., Ser. 1999-A,
             (LOC: SunTrust Banks, NA),
             3.40%, VRDN........................................     2,000,000

                                   EVERGREEN
                      Florida Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - continued
            Florida - continued
 $1,700,000 Niceville, FL Wtr. & Swr. RB, Ser. B,
             (LOC: Bank of America, NA & Ins. by AMBAC),
             3.30%, VRDN.........................................    $  1,700,000
  1,500,000 Orange Cnty., FL HFA Homeowner RB, Ser. A-2,
             (Coll. by FNMA & GNMA),
             3.95%, 12/1/2000....................................       1,500,000
  3,000,000 Orange Cnty., FL HFA MHRB, Oakwood Proj., Ser. 1985-
             E,
             (LOC: Fleet Bank, NA),
             3.75%, 10/1/2000....................................       3,000,000
            Orange Cnty., FL Hlth. Facs. Auth. RB:
  1,500,000  PFOTER 95,
             (LIQ: Merrill Lynch & Co., Inc. & Coll. by U.S.
             Treasury),
             3.40%, 2/17/2000 (a)................................       1,500,000
  3,000,000  Pooled Hosp. Loan Program, Ser. 1985, (LOC: SunTrust
             Banks, NA & Ins. by MBIA),
             3.90%, 2/28/2000....................................       3,000,000
  2,645,000  Presbyterian Retirement Proj.,
             (LOC: Bank of America, NA),
             3.35%, VRDN.........................................       2,645,000
    800,000 Orange Cnty., FL Sch. Board COP, Ser. 130,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             MBIA),
             3.30%, VRDN.........................................         800,000
    580,000 Palm Beach Cnty., FL IDRB, FL Convalescent Proj.,
             (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
             3.62%, VRDN.........................................         580,000
  1,600,000 Pinellas Cnty., FL Ed. Facs. Auth. RB, Pooled
             Independent Higher Ed. Loan Program,
             (LOC: Credit Suisse First Boston Corp. & Ins. by
             MBIA),
             3.70%, VRDN.........................................       1,600,000
    260,000 Pinellas Cnty., FL HFA SFHRB, PFOTER,
             (LIQ: Merrill Lynch & Co., Inc. & Coll. by FNMA),
             3.32%, VRDN (a).....................................         260,000
  3,090,000 Polk Cnty., FL IDA RB, Sun Orchard, FL, Inc. Proj.,
             (LOC: Bank One, NA),
             3.50%, VRDN.........................................       3,090,000
  9,800,000 Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB, Ser. 98-
             174,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             FSA),
             3.42%, VRDN.........................................       9,800,000
            Putnam Cnty., FL Dev. Auth. PCRB, Seminole Elec.
             Corp.,
             (Gtd. by Rural Util. Svcs. Corp.):
  4,000,000  Ser. D,
             3.80%, 6/15/2000....................................       4,000,000
  3,035,000  Ser. H3,
             3.60%, 3/15/2000....................................       3,035,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            Florida - continued
 $3,235,000 Seminole Cnty., FL Sch. Dist. GO,
             (Ins. by MBIA),
             5.70%, 8/1/2000....................................   $  3,261,794
  1,735,000 St. John's Cnty., FL IDA RB, Bronz-Glow Technologies
             Proj.,
             (LOC: SouthTrust Bank, NA),
             3.50%, VRDN........................................      1,735,000
            St. Lucie Cnty., FL PCRB, FL Pwr. & Light Co. Proj.,
             (Gtd. by FL Pwr. & Light Co.):
  1,200,000  3.60%, VRDN........................................      1,200,000
  3,500,000  3.50%, VRDN........................................      3,500,000
  1,260,000 St. Petersburg , FL Hlth. Fac. Auth. RB, FL Blood
             Svcs., Inc. Proj.,
             (LOC: SouthTrust Bank, NA),
             3.30%, VRDN........................................      1,260,000
  7,880,000 Sunshine State Governmental Financing Commission RB,
             Ser. 1986,
             (SPA: Credit Local de France & Ins. by AMBAC),
             3.50%, 2/24/2000...................................      7,880,000
    485,000 Tamarac, FL IDRB, Tamarac Business Ctr. Proj.,
             (LOC: Bank of America, NA),
             3.45%, VRDN........................................        485,000
            Tampa Bay, FL Wtr. Util. Sys. RB:
  2,000,000  PFOTER,
             (LIQ: Merrill Lynch & Co., Inc. & Ins. by FGIC),
             3.28%, VRDN........................................      2,000,000
  2,300,000  Ser. 98-112,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             FGIC),
             3.30%, VRDN........................................      2,300,000
    800,000 Tampa, FL Hlth. Sys. RB, Catholic Hlth. Sys., Ser.
             A-3,
             (Ins. by MBIA),
             4.50%, 11/15/2000..................................        802,108
  2,200,000 Titusville, FL Multi-Purpose RB,
             (LOC: Bank of America, NA),
             3.35%, VRDN........................................      2,200,000
                                                                   ------------
                                                                    135,261,215
                                                                   ------------
            Illinois - 3.4%
  2,300,000 Chicago, IL O'Hare Intl. Arpt. RB, American Airlines
             Proj., Ser. A,
             (LOC: Credit Suisse First Boston Corp.),
             3.65%, VRDN........................................      2,300,000
  2,500,000 Illinois Dev. Auth. RB, PFOTER,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.80%, VRDN (a)....................................      2,500,000
                                                                   ------------
                                                                      4,800,000
                                                                   ------------

            Total Investments -
             (cost $140,061,215)..........................    99.7%  140,061,215
            Other Assets and Liabilities - net............     0.3       446,883
                                                             -----  ------------
            Net Assets....................................   100.0% $140,508,098
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                               Money Market Fund
                            Schedule of Investments
                                January 31, 2000

  Principal
    Amount                                                      Value

 COMMERCIAL PAPER - 54.7%
              Asset Backed - 29.4%
 $ 75,165,000 Alpine Securitization Corp.,
               5.75%, 3/15/2000..........................  $    74,648,763
              Asset Backed Capital Fin., Inc.:
   50,000,000  5.72%, 3/2/2000...........................       49,761,666
  100,000,000  6.66%, 2/20/2001..........................      100,009,698
              Atlantic Asset Securitization Corp.:
   52,348,000  5.71%, 2/11/2000,(a)......................       52,264,970
  151,282,000  5.73%, 2/15/2000,(a)......................      150,944,894
   71,169,000  5.98%, 2/14/2000,(a)......................       71,015,314
   50,000,000 Barton Capital Corp.,
               5.69%, 2/15/2000..........................       49,889,361
              Bavaria Universal Funding:
  100,000,000  5.70%, 2/10/2000..........................       99,857,500
  102,000,000  5.70%, 2/14/2000..........................      101,790,050
  144,855,000  5.72%, 2/15/2000..........................      144,532,778
   55,000,000  5.92%, 2/8/2000...........................       54,939,149
              Bills Securitization:
   50,000,000  5.79%, 3/13/2000..........................       49,670,292
   50,000,000  5.79%, 3/23/2000..........................       49,589,875
              Broadway Capital Corp.:
   56,932,000  5.70%, 2/10/2000..........................       56,850,872
   52,529,000  5.82%, 3/29/2000..........................       52,044,945
              Falcon Asset Securitization:
  103,500,000  5.68%, 2/15/2000..........................      103,271,380
   74,970,000  5.75%, 3/1/2000...........................       74,622,743
              Four Winds Funding Corp.:
   50,000,000  5.70%, 2/17/2000..........................       49,873,333
   50,000,000  5.70%, 2/23/2000..........................       49,825,833
  100,000,000  5.72%, 2/17/2000..........................       99,745,778
              Gotham Funding Corp.,
               (LOC: Bank of Tokyo-Mitsubishi Ltd.):
   49,935,000  5.75%, 2/9/2000...........................       49,871,194
   50,000,000  5.75%, 2/17/2000..........................       49,872,223
   50,000,000  5.85%, 3/17/2000..........................       49,634,375
   26,257,000  5.87%, 3/23/2000..........................       26,038,651
              Lexington Parker Capital Corp.:
   49,882,000  5.73%, 2/23/2000..........................       49,707,330
  109,544,000  6.10%, 2/11/2000..........................      109,358,384
   50,511,000 Lyon Short-Term Funding Corp., 5.70%,
               2/7/2000..................................       50,463,015
              Moat Funding, LLC:
   75,000,000  5.71%, 2/22/2000..........................       74,750,188
  100,000,000  5.72%, 2/28/2000..........................       99,571,000
   75,000,000  5.89%, 2/27/2000..........................       75,000,000
              Old Line Funding Corp.,
               (LOC: Dai-Ichi Kangyo Bank, Ltd.):
  150,000,000  5.70%, 2/23/2000..........................      149,477,500
   73,000,000  5.72%, 2/24/2000..........................       72,733,225
   47,871,000  5.77%, 3/3/2000...........................       47,633,148
              Park Avenue Recreation Corp.,
               (LOC: Chase Manhattan Bank):
  115,013,000  5.69%, 2/23/2000(a).......................      114,613,075
   73,394,000  5.72%, 2/28/2000(a).......................       73,079,139
   50,317,000  5.75%, 3/6/2000(a)........................       50,043,751
   42,523,000 Receivables Capital Co.,
               5.70%, 2/22/2000..........................       42,381,611

  Principal
    Amount                                                       Value

 COMMERCIAL PAPER - continued
              Asset Backed - continued
              Sheffield Receivables Corp.:
 $100,000,000  5.71%, 2/18/2000..........................   $    99,730,361
   75,000,000  5.72%, 2/22/2000..........................        74,749,750
   50,400,000  5.76%, 3/7/2000...........................        50,117,760
              Special Purpose Accounts Receivable Co.:
  100,000,000  5.80%, 3/2/2000...........................        99,516,666
   50,000,000  6.10%, 2/11/2000..........................        49,915,278
              Thames Asset Global Securitization:
   55,018,000  5.70%, 2/10/2000..........................        54,939,599
   65,912,000  5.75%, 2/28/2000..........................        65,627,755
                                                            ---------------
                                                              3,213,974,172
                                                            ---------------
              Banks - 2.7%
              Citibank Credit Card:
  125,000,000  5.75%, 2/23/2000..........................       124,560,764
  100,000,000  5.77%, 3/7/2000...........................        99,439,028
   70,000,000 Credit Suisse First Boston New York,
               5.60%, 6/5/2000...........................        70,000,000
                                                            ---------------
                                                                293,999,792
                                                            ---------------
              Brokers - 0.7%
   75,000,000 Morgan Stanley Dean Witter, Inc., 5.83%,
               2/1/2000..................................        75,000,000
                                                            ---------------
              Finance & Insurance - 20.8%
              Aetna Svcs., Inc.:
  150,000,000  5.90%, 2/16/2000..........................       149,631,250
   50,000,000  6.10%, 2/11/2000..........................        49,915,278
   50,000,000  6.35%, 3/17/2000..........................        49,603,125
   17,985,000 AT&T Capital Corp., MTN,
               7.50%, 11/15/2000.........................        18,160,525
   45,000,000 Chrysler Finl. Corp., MTN,
               5.25%, 10/19/2000.........................        44,715,229
              Concord Minutemen Capital Corp.:
   50,000,000  5.70%, 2/7/2000(a)........................        49,952,500
   75,229,000  5.70%, 2/14/2000(a).......................        75,074,154
   76,275,000  5.82%, 3/24/2000(a).......................        75,633,781
   50,000,000  5.90%, 2/1/2000(a)........................        50,000,000
   51,151,000  6.10%, 2/4/2000...........................        51,124,998
   50,602,000  6.10%, 2/11/2000..........................        50,516,258
  100,976,000  6.12%, 2/4/2000...........................       100,924,502
   11,580,000 Finova Capital Corp., MTN,
               6.22%, 3/1/2000...........................        11,585,699
   40,195,000 Metris Owner Trust,
               5.68%, 2/10/2000..........................        40,137,923
              Montauk Funding Corp.:
   25,000,000  5.70%, 2/4/2000...........................        24,988,125
  100,000,000  5.73%, 2/24/2000..........................        99,633,917
   73,182,000 Monte Rosa Capital Corp.,
               5.68%, 2/16/2000..........................        73,008,802
              Moriarty Ltd.:
   50,000,000  5.75%, 2/28/2000..........................        49,784,375
   55,675,000  5.88%, 4/10/2000..........................        55,047,543
              MPF Ltd.:
   45,000,000  5.70%, 2/14/2000..........................        44,907,375
   65,000,000  5.72%, 2/10/2000..........................        64,907,050

                                   EVERGREEN
                               Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
    Amount                                                           Value

 COMMERCIAL PAPER - continued
              Finance & Insurance - continued
              MPF Ltd. - continued
 $ 52,110,000  5.75%, 2/28/2000..............................   $    51,885,276
   54,934,000  5.78%, 3/21/2000..............................        54,501,822
   50,998,000  6.10%, 2/10/2000..............................        50,920,228
              Trident Capital Fin., Inc.:
   41,400,000  5.76%, 3/17/2000..............................        41,101,920
  125,000,000  5.77%, 3/7/2000...............................       124,298,784
   78,600,000  6.05%, 2/10/2000..............................        78,481,118
              Triple A One Funding Corp.:
   92,467,000  5.68%, 2/10/2000..............................        92,335,697
   43,179,000  5.69%, 2/9/2000...............................        43,124,402
  107,151,000  5.72%, 2/24/2000..............................       106,759,422
   50,000,000 Westways Funding Corp.,
               5.76%, 3/9/2000...............................        49,704,000
              Westways Funding Corp. I:
  112,000,000  5.73%, 2/16/2000..............................       111,732,600
   69,698,000  5.80%, 3/8/2000...............................        69,293,752
              Westways Funding Corp. II:
   37,051,000  5.73%, 2/16/2000..............................        36,962,541
   53,985,000  5.73%, 2/23/2000..............................        53,795,963
   35,000,000  6.10%, 2/11/2000..............................        34,940,694
   37,159,000 Wood Street Funding Corp.,
               (LOC: Royal Bank of Canada)
               5.70%, 2/22/2000..............................        37,035,446
                                                                ---------------
                                                                  2,266,126,074
                                                                ---------------
              Industrial Specialty Products & Services - 0.3%
   37,500,000 Johnson Controls, Inc.,
               5.72%, 2/28/2000..............................        37,339,125
                                                                ---------------
              Telecommunication Services & Equipment - 0.8%
   43,000,000 GTE Corp.,
               5.70%, 2/23/2000..............................        42,850,217
   41,000,000 MCI Worldcom, Inc.,
               5.92%, 4/17/2000..............................        40,487,591
                                                                ---------------
                                                                     83,337,808
                                                                ---------------
              Total Commercial Paper (cost $5,969,776,971)...     5,969,776,971
                                                                ---------------
 CORPORATE BONDS & NOTES - 40.8%
              Asset Backed - 4.8%
              Finova Capital Corp., MTN:
   50,000,000  5.58%, 2/11/2000..............................        50,000,000
   75,000,000  5.88%, 7/20/2000..............................        74,990,246
   50,000,000 Ford Holdings Inc., MTN,
               9.25%, 3/1/2000...............................        50,119,171
   75,000,000 Main Place REIT, Ser. 1997-1,
               6.23%, 3/27/2000..............................        75,000,000
  100,000,000 Northern Rock, PLC MTN, Sr. Notes,
               6.11%, 3/14/2000..............................        99,955,061
  125,000,000 Special Purpose Accounts Receivable Coop.
               Corp., FRN,
               6.25%, 2/19/2000..............................       125,000,000
   50,000,000 Syndicated Loan Funding Trust
               Ser. 1995, Class 5,
               5.88%, 2/15/2000..............................        50,000,000
                                                                ---------------
                                                                    525,064,478
                                                                ---------------

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Automotive Equipment & Manufacturing - 0.4%
 $ 47,000,000 Daimler Benz North America Corp.,
               6.08%, 7/18/2000..............................   $    46,974,122
                                                                ---------------
              Banks - 5.0%
  100,000,000 Credit Suisse First Boston Corp.,
               6.41%, VRDN...................................       100,000,000
   70,000,000 First USA Bank, NA Wilmington,
               5.95%, 9/29/2000..............................        69,977,917
              Healthcare Funding, LLC, Notes, Ser. A:
   21,425,000  5.79%, VRDN...................................        21,425,000
   10,215,000  5.79%, VRDN...................................        10,215,000
    3,675,000 KBL Capital Funding, Inc. Notes, Ser. A,
               (LOC: National City Bank)
               5.79%, VRDN...................................         3,675,000
   12,515,000 LAM Funding, LLC, Notes, Ser. A,
               (LOC: National City Bank)
               5.79%, VRDN...................................        12,515,000
  100,000,000 NationsBank, NA, MTN,
               5.66%, 4/5/2000...............................        99,993,108
   50,000,000 Natl. Bank Commerce Memphis, TN FRN,
               5.84%, 2/19/2000..............................        49,990,531
   50,000,000 Natl. Bank of Canada (New York),
               5.20%, 4/26/2000..............................        49,994,394
              Southtrust Bank Natl. Associates:
   50,000,000  6.10%, 11/22/2000.............................        49,972,999
   75,000,000  6.19%, 2/8/2000...............................        75,018,998
                                                                ---------------
                                                                    542,777,947
                                                                ---------------
              Brokers - 15.8%
              Bear Stearns Co., Inc., MTN:
  100,000,000  5.74%, 7/17/2000..............................       100,000,000
   50,000,000  6.30%, 1/12/2001..............................        49,973,788
  100,000,000  6.60%, 1/19/2001..............................       100,000,000
   83,031,433 Conseco Fin. Vehicle Trust, Notes, Ser. 1999-B,
               Class A,
               5.94%, 2/15/2000..............................        83,031,433
              Donaldson Lufkin & Jenrette, Inc.:
   55,000,000  5.73%, 6/16/2000..............................        55,000,000
   50,000,000  5.79%, 7/10/2000..............................        50,000,000
   50,000,000  6.15%, 3/3/2000...............................        49,735,208
   50,000,000  6.20%, 12/15/2000.............................        50,000,000
   50,000,000  6.43%, 1/3/2001...............................        50,000,000
   60,000,000 Donaldson Lufkin & Jenrette, Inc., MTN,
               6.45%, 1/8/2001...............................        60,000,000
    5,820,000 Gesmundo & Associates, Inc., FRN,
               (LOC: National City Bank),
               5.79%, VRDN...................................         5,820,000
              Goldman Sachs Group LP, MTN:
  100,000,000  5.40%, 3/28/2000..............................       100,000,000
   30,000,000  6.12%, 4/17/2000, (a).........................        29,686,658
   70,000,000  6.45%, VRDN (a)...............................        70,000,000
              Goldman Sachs Group, Inc., MTN:
   75,000,000  6.00%, 8/7/2000...............................        75,000,000
   20,875,000  6.38%, 6/15/2000, (a).........................        20,889,959
    7,940,000 Houlihan Brothers, Ser. A,
               (LOC: National City Bank),
               5.79%, VRDN...................................         7,940,000

                                   EVERGREEN
                               Money Market Funds
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Brokers - continued
              JP Morgan & Co., Inc.:
 $ 20,000,000  5.88%, 5/1/2000...............................   $    20,009,668
  150,000,000  6.43%, VRDN...................................       150,000,000
              Lehman Brothers Holdings, Inc., MTN:
   60,000,000  5.94%, 2/23/2000, (a).........................        60,000,000
   25,000,000  6.00%, 3/23/2000..............................        25,016,097
   87,475,000  6.15%, 3/15/2000..............................        87,510,134
   32,285,000  6.33%, 8/1/2000...............................        32,322,535
   18,500,000  6.50%, 7/18/2000..............................        18,524,748
   50,000,000  6.50%, 9/25/2000..............................        49,987,077
   46,675,000  6.63%, 11/15/2000.............................        46,731,090
   13,000,000  7.29%, 9/25/2000..............................        13,082,503
   25,000,000  8.15%, 5/15/2000..............................        25,172,399
   30,000,000  8.88%, 2/15/2000..............................        30,033,999
   59,000,000 Merrill Lynch & Co., Inc., MTN,
               5.09%, 2/7/2000...............................        59,000,000
   20,000,000 Morgan Stanley Dean Witter, Inc.,
               6.22%, 3/13/2000..............................        20,000,000
              Paine Webber Group, Inc., MTN:
   45,000,000  5.50%, 5/16/2000..............................        45,000,000
   45,000,000  6.04%, 9/1/2000...............................        45,000,000
   45,000,000  6.48%, 12/1/2000..............................        45,000,000
                                                                ---------------
                                                                  1,729,467,296
                                                                ---------------
              Finance & Insurance - 10.0%
   25,000,000 Associates Corp. of North America,
               5.90%, 6/23/2000..............................        25,040,535
   50,000,000 Caterpillar Finl. Svcs.,
               6.03%, VRDN...................................        49,991,579
  100,000,000 CC USA, Inc.,
               6.32%, VRDN...................................       100,000,000
   75,000,000 Centauri Fin. Corp.,
               5.35%, 5/22/2000..............................        75,000,000
  100,000,000 CIT Group Holdings, Inc. FRN, 5.64%,
               3/27/2000.....................................        99,991,094
              Ford Motor Credit Co., Notes:
    7,000,000  6.38%, 4/3/2000...............................         7,010,251
   35,256,000  6.85%, 8/15/2000..............................        35,412,884
   17,700,000 GMAC,
               6.50%, 4/25/2000..............................        17,722,179
              Heller Fin'l., Inc., MTN:
   21,350,000  5.88%, 11/1/2000..............................        21,261,279
   40,600,000  6.14%, 4/13/2000..............................        40,626,510
   40,000,000  6.44%, 2/2/2000...............................        40,088,316
   22,500,000  6.50%, 5/15/2000..............................        22,540,398
   50,000,000 Household Fin. Corp., MTN,
               6.00%, 5/8/2000...............................        49,999,461
   48,000,000 International Lease Fin. Corp.,
               5.88%, 1/15/2001..............................        47,674,651
   50,000,000 Liberty Lighthouse US Capital, MTN,
               5.26%, 2/10/2000..............................        50,000,000
   75,000,000 Orix America, Inc., FRN,
               (LOC: Norinchukin Bank)
               6.17%, 2/10/2000..............................        75,000,000

  Principal
    Amount                                                           Value

 CORPORATE BONDS & NOTES - continued
              Finance & Insurance - continued
 $100,000,000 RACERS, FRN, Ser. 1999-35M,
               6.03%, 2/15/2000(a)...........................   $   100,000,000
              Sigma Fin. Corp., MTN:
   40,000,000  5.19%, 2/24/2000..............................        39,999,975
   50,000,000  5.38%, 3/13/2000..............................        50,000,000
    9,200,000 Transamerica Fin. Corp., MTN,
               7.22%, 4/28/2000..............................         9,241,288
   80,000,000 VolksWagon Credit Inc., MTN,
               5.42%, 6/2/2000(a)............................        79,981,253
   50,000,000 Xerox Credit Corp., MTN,
               5.11%, 3/21/2000..............................        49,997,294
                                                                ---------------
                                                                  1,086,578,947
                                                                ---------------
              Retailing & Wholesale - 1.3%
              Sears Roebuck Acceptance Corp., MTN:
  116,600,000  6.16%, 9/20/2000..............................       116,660,336
   20,000,000  6.33%, 3/27/2000..............................        20,024,290
                                                                ---------------
                                                                    136,684,626
                                                                ---------------
              Telecommunication Services & Equipment - 3.5%
  100,000,000 GTE Corp. Deb,
               6.13%, 4/11/2000..............................        99,928,026
              GTE Corp. Notes:
  100,000,000  5.40%, 6/23/2000..............................        99,973,387
  100,000,000  6.16%, 3/13/2000..............................        99,976,783
   85,000,000 MCI Worldcom, Inc., FRN,
               5.60%, 2/18/2000..............................        85,002,221
                                                                ---------------
                                                                    384,880,417
                                                                ---------------
              Total Corporate Bonds & Notes
               (cost $4,452,427,833).........................     4,452,427,833
                                                                ---------------
 FUNDING AGREEMENTS - 3.1%
              Combined Insurance Co. of America, FRN:
   20,000,000  5.41%, 4/1/2000(a)............................        20,000,000
   30,000,000  6.23%, 3/1/2000(a)............................        30,000,000
              Jackson Natl. Life Insurance Co., FRN:
  100,000,000  5.72%, 7/20/2000(a)...........................       100,000,000
   50,000,000  5.85%, 6/29/2000(a)...........................        50,000,000
              Monumental Life Insurance Co., FRN:
   90,000,000  6.31%, 2/12/2000(a)...........................        90,000,000
   30,000,000  6.58%, 2/18/2000(a)...........................        30,000,000
   20,000,000 Peoples Security Life, FRN,
               6.48%, 2/23/2000(a)...........................        20,000,000
                                                                ---------------
              Total Funding Agreements (cost $340,000,000)...       340,000,000
                                                                ---------------
 MUNICIPAL OBLIGATIONS - 0.7%
   41,830,000 Detroit, MI Economic Dev. Corp. RB,
               5.87%, VRDN...................................        41,830,000
   25,000,000 Richmond Cnty., GA Dev. Auth. IDRB,
               5.65%, 6/1/2000...............................        25,000,000

                                   EVERGREEN
                               Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
    Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
 $ 15,900,000 Warren Cnty., KY IDA RB, Ser. B-1,
               5.87%, VRDN...................................   $    15,900,000
                                                                ---------------
              Total Municipal Obligations
               (cost $82,730,000)............................        82,730,000
                                                                ---------------
 REPURCHASE AGREEMENT - 0.4%
   41,995,779 Cowen Securities Corp.,
               5.67%, dated 01/31/2000, maturing, 02/01/2000,
               maturity value, $42,002,393,
               (cost $41,995,779) (b)........................        41,995,779
                                                                ---------------

    Shares                                                            Value

 MUTUAL FUND SHARES - 0.2%
   19,093,567 Federated Prime Value Obligation Fund
               (cost $19,093,567).............................   $    19,093,567
                                                                 ---------------

              Total Investments -
               (cost $10,906,024,150)..................    99.9%  10,906,024,150
              Other Assets and Liabilities - net.......     0.1        6,316,815
                                                          -----  ---------------
              Net Assets...............................   100.0% $10,912,340,965
                                                          =====  ===============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                          Municipal Money Market Fund
                            Schedule of Investments
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - 99.0%
             Alabama - 2.5%
 $ 5,000,000 Alabama Bldg. Renovation Auth. RB, Prerefunded,
              7.45%, 9/1/2000.................................   $    5,192,171
             Alabama IDA RB:
   1,855,000  Air-Dro Cylinders, Inc.,
              (LOC: Fleet Bank, NA),
              3.50%, VRDN.....................................        1,855,000
   3,215,000  Automation Technology Inds., Inc.,
              (LOC: Columbus Bank & Trust Co.),
              3.50%, VRDN.....................................        3,215,000
             Birmingham, AL Comml. Dev. Auth. RB,
              (LOC: AmSouth Bank, NA):
     805,000  Avondale Commerce Park Phase II,
              3.55%, VRDN.....................................          805,000
     530,000  Southside Business Ctr.,
              3.55%, VRDN.....................................          530,000
   1,315,000 Florence, AL IDRB, Die Tech Inc., Proj.,
              (LOC: SouthTrust Bank, NA),
              3.55%, VRDN.....................................        1,315,000
   3,000,000 Frisco City, AL IDB RB, Standard Furniture Mfg.,
              (LOC: AmSouth Bank, NA),
              3.45%, VRDN.....................................        3,000,000
   1,100,000 Guntersville, AL IDRB, KSG Realty, Inc., Proj.,
              (LOC: Natl. Bank of Canada),
              3.55%, VRDN.....................................        1,100,000
   2,080,000 Hackleberg, AL IDRB, River Birch Homes Proj.,
              (LOC: AmSouth Bank, NA),
              3.70%, VRDN.....................................        2,080,000
   2,325,000 Huntsville, AL IDRB,
              (LOC: Natl. City Bank, NA),
              3.45%, VRDN.....................................        2,325,000
   2,340,000 Mobile Cnty., AL IDRB, Sherman Intl. Corp., Ser.
              1994-A,
              (LOC: Columbus Bank & Trust Co.),
              3.50%, VRDN.....................................        2,340,000
   5,100,000 Mobile, AL IDB PCRB, Intl. Paper Co., Ser. A,
              (Gtd. by Intl. Paper Co.),
              4.50%, 6/1/2000.................................        5,100,000
   2,415,000 Ozark, AL Motel Facs. RB, Ozark Motel Proj.,
              (LOC: AmSouth Bank, NA),
              3.35%, VRDN.....................................        2,415,000
   1,500,000 Tuscaloosa Cnty., AL IDA IDRB, Synchronous Indl.
              Svcs. Proj.,
              (LOC: SouthTrust Bank, NA),
              3.45%, VRDN.....................................        1,500,000
                                                                 --------------
                                                                     32,772,171
                                                                 --------------
             Alaska - 0.7%
   9,745,000 Valdez, AK Marine Term RB, Sohio Pipe Co.,
              PFOTER,
              (LOC: Banque Natl. de Paris),
              3.60%, 5/11/2000................................        9,745,000
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Arizona - 0.7%
 $   150,000 Maricopa Cnty., AZ IDA RB, McLane Co., Inc.
              Proj.,
              (LOC: Wachovia Bank, NA),
              3.60%, VRDN.....................................   $      150,000
   8,500,000 Mohave Cnty., AZ IDRB, Citizens Util. Co. Proj.,
              (Gtd. by Citizen Util. Co.),
              4.15%, 5/8/2000.................................        8,500,000
                                                                 --------------
                                                                      8,650,000
                                                                 --------------
             Arkansas - 0.4%
   1,010,000 Ashdown, AR IDRB, Allied Corp. Proj.,
              (Gtd. by Allied Signal Corp.),
              4.20%, 11/1/2000................................        1,010,000
   4,000,000 Trumann, AR IDRB, Roach Mfg. Corp.,
              (LOC: Regions Bank, NA),
              3.45%, VRDN.....................................        4,000,000
                                                                 --------------
                                                                      5,010,000
                                                                 --------------
             California - 1.5%
   1,900,000 Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc.
              Proj., Ser. 1995,
              (LOC: Sanwa Bank, Ltd.),
              3.60%, VRDN.....................................        1,900,000
     900,000 Ontario, CA IDRB, Erenberg Bros. Proj., Ser.
              1988-A, Issue I,
              (LOC: Tokai Bank, Ltd.),
              4.95%, VRDN.....................................          900,000
   7,700,000 Orange Cnty., CA Apt. Dev. RB, Park Place Apts.,
              (LOC: Tokai Bank, Ltd.),
              4.75%, VRDN.....................................        7,700,000
   8,400,000 Richmond, CA RAN & TAN,
              4.75%, 12/7/2000................................        8,416,980
                                                                 --------------
                                                                     18,916,980
                                                                 --------------
             Colorado - 3.4%
   3,250,000 Arapahoe Cnty., CO MHRB, Hsg. at South Creek
              Apts. Proj.,
              (Ins. by FGIC),
              4.20%, 12/1/2000................................        3,250,000
  21,470,000 Denver, CO City & Cnty. Arpt. RB, Ser. 1997-K,
              Class A,
              (LIQ: Caisse de Depots et Consignations & Ins.
              by MBIA),
              3.45%, 5/11/2000................................       21,470,000
   5,000,000 Denver, CO City & Cnty. RB, The Children's Hosp.
              Assoc. Proj.,
              (LIQ: Sakura Bank, Ltd. & Ins. by FGIC),
              3.80%, VRDN.....................................        5,000,000
  14,200,000 Denver, CO City & Cnty. Spl. Arpt. Facs. RB,
              PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.50%, VRDN.....................................       14,200,000
                                                                 --------------
                                                                     43,920,000
                                                                 --------------

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Connecticut - 1.3%
 $17,040,000 Connecticut Dev. Auth. PCRB, PFOTER,:
              (LIQ: Merrill Lynch & Co., Inc.),
              3.45%, VRDN.....................................   $   17,040,000
                                                                 --------------
             Delaware - 0.7%
             Delaware EDA RB:
   3,000,000  Arlon, Inc. Proj., Ser. 1989,
              (LOC: Bank of America, NA),
              3.68%, VRDN.....................................        3,000,000
   3,300,000  Philip Morris Co. Proj., Ser. 1992,
              (Gtd. by Philip Morris Co.),
              3.35%, VRDN.....................................        3,300,000
   2,480,000 New Castle Cnty., DE EDRB, Toys 'R Us, Inc.
              Proj.,
              (LOC: Deutsche Bank, AG),
              3.35%, VRDN.....................................        2,480,000
                                                                 --------------
                                                                      8,780,000
                                                                 --------------
             District of Columbia - 0.4%
   1,380,000 District of Columbia GO, Ser. A,
              (Ins. by MBIA),
              5.30%, 6/1/2000.................................        1,385,798
   3,300,000 District of Columbia HFA MHRB Ft. Lincoln Garden
              Proj., Ser. A,
              (LOC: Crestar Bank, NA),
              3.50%, VRDN.....................................        3,300,000
                                                                 --------------
                                                                      4,685,798
                                                                 --------------
             Florida - 4.0%
   6,300,000 Florida Board of Ed. RB, ABN AMRO Munitops Master
              Trust, Ser. 1998-9,
              (SPA: ABN AMRO, NV & Ins. by FSA),
              3.29%, VRDN (a).................................        6,300,000
   6,700,000 Hillsborough Cnty., FL, Sch. Board COP, Master
              Lease Program,
              (LOC: Citibank, NA & Ins. by MBIA),
              3.45%, VRDN.....................................        6,700,000
   2,450,000 Mangonia Park, FL IDRB, Production Truss &
              Fabrication Proj.,
              (LOC: SouthTrust Bank, NA),
              3.45%, VRDN.....................................        2,450,000
             Miami Dade Cnty., FL IDA Arpt. Facs. RB, Ser. B,
              (Gtd. by Boeing Corp.):
  12,500,000  3.45%, VRDN.....................................       12,500,000
   9,000,000  Flightsafety Proj.,
              3.45%, VRDN.....................................        9,000,000
             Orange Cnty., FL Hlth. Facs. Auth. RB:
   6,835,000  MSTR SAK-11,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              MBIA),
              3.37%, VRDN (a).................................        6,835,000
   6,175,000  Ser. 171,
              (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
              FSA),
              3.42%, VRDN.....................................        6,175,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $2 ,400,000 Punta Gorda, FL Hlth. Facs. Auth. Hosp. RB,
              Ser.98-174,
              (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
              FSA),
              3.42%, VRDN.....................................   $    2,400,000
                                                                 --------------
                                                                     52,360,000
                                                                 --------------
             Georgia - 6.3%
   1,000,000 Albany Dougherty Cnty., GA Hosp. RB, Merck & Co.
              Proj., Ser. 1984-A,
              (Gtd. by Merck & Co.),
              3.60%, VRDN.....................................        1,000,000
   5,000,000 Albany Dougherty Cnty., GA Payroll RB, Merck &
              Co. Proj., Ser. 1982,
              (Gtd. by Merck & Co.),
              3.35%, VRDN.....................................        5,000,000
  24,785,000 Bibb Cnty., GA GO, Ser. 1998-C, Class A, (LOC:
              Caisse de Depots et Consignations),
              3.38%, VRDN (a).................................       24,785,000
   1,000,000 Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.35%, VRDN.....................................        1,000,000
   3,200,000 Conyers, GA IDRB, Handleman Co. Proj.,(LOC:
              Columbus Bank & Trust Co.),
              3.45%, VRDN.....................................        3,200,000
   9,500,000 Dooly Cnty., GA IDA RB, Flint River Svcs. Proj.,
              (LOC: Columbus Bank & Trust Co.),
              3.40%, VRDN.....................................        9,500,000
   7,000,000 Fayette Cnty., GA IDRB, Shinsei Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.15%, VRDN.....................................        7,000,000
   5,040,000 Georgia Muni. Elec. Auth. Pwr. RB, MSTR SAK-15,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              MBIA),
              3.37%, VRDN (a).................................        5,040,000
   4,100,000 Gwinnett Cnty., GA IDRB, Color Image, Inc. Proj.,
              (LOC: SouthTrust Bank, NA),
              3.45%, VRDN.....................................        4,100,000
   6,500,000 Houston Cnty., GA IDRB, Diversified Machining
              Svcs. Co.,
              (LOC: Columbus Bank & Trust Co.),
              3.40%, VRDN.....................................        6,500,000
   9,245,000 Macon, GA Trust Pooled Certificates, Ser. 1997,
              (LOC: Bank of America, NA & Ins. by FSA),
              3.60%, VRDN.....................................        9,245,000
   6,000,000 Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj.,
              Ser. 1985,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.60%, VRDN.....................................        6,000,000
                                                                 --------------
                                                                     82,370,000
                                                                 --------------

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Hawaii - 1.1%
             Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg.
              Sys. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.):
 $11,800,000  Ser. A, 4.08%, VRDN.............................   $   11,800,000
   1,900,000  Ser. B, 4.08%, VRDN.............................        1,900,000
                                                                 --------------
                                                                     13,700,000
                                                                 --------------
             Idaho - 1.6%
  16,680,000 Idaho Hsg. & Fin. Assoc. RB, PFOTER, (LIQ:
              Merrill Lynch & Co., Inc. & Coll. by GNMA),
              3.40%, 5/11/2000................................       16,680,000
   4,500,000 Twin Falls, ID IDRB, Longview Fibre Co. Proj.,
              (LOC: Sumitomo Bank, Ltd.),
              4.50%, VRDN.....................................        4,500,000
                                                                 --------------
                                                                     21,180,000
                                                                 --------------
             Illinois - 8.3%
   2,820,000 Arlington Heights, IL, MHRB, Dunton Tower Apts.
              Proj.,
              (LOC: Heller Finl., Inc.),
              4.25%, VRDN.....................................        2,820,000
   3,000,000 Chicago, IL Empowerment Zone RB, Hyde Park
              Cooperative Society Proj., Ser. 1999,
              (LOC: LaSalle Natl. Bank, NA),
              3.68%, VRDN.....................................        3,000,000
             Chicago, IL GO:
   2,900,000  MSTR Ser. 1995-A2, SAK-13,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              AMBAC),
              3.37%, VRDN (a).................................        2,900,000
  15,865,432  ABN AMRO Munitops Master Trust, Ser. 1997-1,
              (LOC: LaSalle Natl. Bank, NA),
              3.59%, VRDN (a).................................       15,865,432
             Chicago, IL O'Hare Intl. Arpt. RB:
   9,000,000  Northwest Airlines, Inc., Ser. A,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.30%, VRDN.....................................        9,000,000
   5,470,000  United Airlines, Inc.,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.80%, 2/17/2000................................        5,470,000
   3,490,000 Chicago, IL Sales Tax RB, Master Lease Program,
              (LIQ: Citibank, NA & Ins. by FGIC),
              3.45%, VRDN (a).................................        3,490,000
   5,000,000 Chicago, IL Sch. Fin. Auth. GO, Ser. A, (Ins. by
              MBIA),
              4.50%, 6/1/2000.................................        5,009,895
   8,000,000 Decatur, IL Wtr. RB, New South Wtr. Treatment
              Proj., Ser. 1985,
              (LOC: Sumitomo Bank, Ltd.),
              3.70%, VRDN.....................................        8,000,000
  16,640,000 Hazelcrest, IL Retirement Ctr. RB,
              Waterford Estates Proj.,
              Ser. 1992-A,
              (LOC: Sumitomo Bank, Ltd.),
              4.45%, VRDN.....................................       16,640,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Illinois - continued
             Illinois Dev. Fin. Auth. RB:
 $ 1,100,000 Ivex Corp. Proj., Ser. 1988,
             (LOC: Societe Generale Bank, S.A.),
             3.55%, VRDN......................................   $    1,100,000
   2,600,000 PFOTER,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.80%, 9/1/2000 (a)..............................        2,600,000
   1,815,000 Illinois Hlth. Facs. Auth. RB, Advocate Hlth.
              Care Network, Ser. B,
              4.50%, 8/15/2000................................        1,819,705
   3,500,000 Illinois IDRB, MTI Corp. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              4.60%, VRDN.....................................        3,500,000
   2,700,000 Metropolitan Pier & Expo Auth., IL Dedicated
              State Sales RB,
              (Ins. by AMBAC),
              3.85%, 6/15/2000................................        2,661,074
   1,000,000 Peoria, IL IDRB, PMP Fermentation Products, Inc.,
              (LOC: Sanwa Bank, Ltd.),
              4.45%, VRDN.....................................        1,000,000
   6,500,000 Peoria, IL Solid Wst. Disp. RB, PMP Fermentation
              Products, Inc., Ser. 1996,
              (LOC: Sanwa Bank, Ltd.),
             4.45%, VRDN......................................        6,500,000
   1,850,000 Skokie, IL, EDRB, Skokie Fashion Sq. Proj.,
              (LOC: LaSalle Natl. Bank),
              3.48%, VRDN.....................................        1,850,000
  15,210,000 Vernon Hills, IL MHRB, Hawthorn Lakes Proj., Ser.
              1991,
              (LIQ: Fuji Bank, Ltd. & Ins. by FSA),
              3.45%, VRDN.....................................       15,210,000
                                                                 --------------
                                                                    108,436,106
                                                                 --------------
             Indiana - 3.1%
     800,000 Anderson, IN Ltd. Obl. RB, Anderson Tool &
              Engineering Proj.,
              (LOC: Key Bank, NA),
              3.50%, VRDN.....................................          800,000
   5,500,000 Avilla, IN EDRB, Pent Assemblies, Inc. Proj.,
              Ser. 1996,
              (LOC: Natl. City Bank, NA),
              4.35%, VRDN.....................................        5,500,000
   3,085,000 East Chicago, IN BAN,
              5.00%, 7/1/2000.................................        3,085,000
   2,380,000 Greenwood, IN EDA RB, Hutchinson-Hayes Separators
              Proj.,
              (LOC: Citibank, NA),
              3.50%, VRDN.....................................        2,380,000
   5,000,000 Indianapolis, IN Arpt. Auth. RB, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.90%, 2/23/2000................................        5,000,000
             Jasper Cnty., IN PCRB, Northern IN Pub. Svcs. Co.
              Proj.,
              (Gtd. by Northern IN Pub. Svcs. Co.):
   9,400,000 4.15%, 2/14/2000.................................        9,400,000
   5,000,000 4.15%, 2/18/2000.................................        5,000,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Indiana - continued
 $ 1,680,000 Madison, IN IDRB, Century Tube Corp. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.45%, VRDN.....................................   $    1,680,000
   1,975,000 South Bend, IN MHRB, Maple Lane
              Assoc. Proj., Ser. 1987,
              (LOC: FHLB of Indianapolis),
              3.60%, VRDN.....................................        1,975,000
   5,000,000 Spencer Cnty., IN PCRB, American Iron Oxide Co.
              Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.45%, VRDN.....................................        5,000,000
                                                                 --------------
                                                                     39,820,000
                                                                 --------------
             Iowa - 0.8%
  10,000,000 Iowa Fin. Auth. Hosp. Fac. RB, Iowa Hlth. Sys.,
              MSTR, Ser. 1998-26, Class A,
              (LIQ: Bear Stearns & Co., Inc. & Ins. by MBIA),
              3.33%, 4/26/2000 (a)............................       10,000,000
                                                                 --------------
             Kansas - 0.3%
   1,000,000 Dodge City, KS IDRB, Farmland Natl. Beef Proj.,
              (LOC: U.S. Bank, NA),
              3.50%, VRDN.....................................        1,000,000
             Salina, KS RB, Salina Central Mall L.P.,
              (LOC: Bank of America, NA):
   1,105,000 Dillard's Proj.,
              3.35%, VRDN.....................................        1,105,000
   1,200,000 J.C. Penney's Proj.,
              3.35%, VRDN.....................................        1,200,000
                                                                 --------------
                                                                      3,305,000
                                                                 --------------
             Kentucky - 0.2%
   1,500,000 Boone Cnty., KY Indl. Bldg. RB,
              Lyons Magnus East Proj., Ser. B,
              (LOC: Bank of America, NA),
              3.60%, VRDN.....................................        1,500,000
   1,590,000 Jefferson Cnty., KY Indl. Bldg. RB,
              Beneke Wire Co. & Saranac Proj.,
              (LOC: PNC Bank, NA),
              3.45%, VRDN.....................................        1,590,000
                                                                 --------------
                                                                      3,090,000
                                                                 --------------
             Louisiana - 1.5%
   2,400,000 Bastrop, LA IDB PCRB, Intl. Paper Co. Proj., ARB,
              (Gtd. by Intl. Paper Co.),
              4.15%, 4/17/2000................................        2,400,000
             Louisiana Pub. Facs. Auth. RB,
              (LOC: Union Planters Bank, NA):
   4,250,000 Blood Ctr. Proj.,
              3.45%, 2/3/2000.................................        4,250,000
   3,180,000 Chateau Riviere Home for the Aged, 3.40%, VRDN...        3,180,000

  Principal
   Amount                                                           Value

 MUNICIPAL OBLIGATIONS - continued
             Louisiana - continued
 $10,220,000 St. Charles Parish, LA PCRB, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              4.10%, 9/28/2000...............................   $   10,220,000
                                                                --------------
                                                                    20,050,000
                                                                --------------
             Maine - 0.3%
   3,800,000 Solon, ME RB, Kennebec Lumber Co.,
              (LOC: Key Bank, NA),
              3.50%, VRDN....................................        3,800,000
                                                                --------------
             Maryland - 0.5%
   1,985,000 Howard Cnty., MD EDRB, Concrete Pipe & Prods.
              Proj.,
              (LOC: Crestar Bank, NA),
              3.50%, VRDN....................................        1,985,000
   4,995,000 Maryland CDA Dept. of Hsg. RB, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.70%, 2/17/2000...............................        4,995,000
                                                                --------------
                                                                     6,980,000
                                                                --------------
             Massachusetts - 0.9%
             Massachusetts Indl. Fin. Auth., IDRB:
   3,400,000 225 Bodwell Proj.,
              (LOC: Citizen's Bank, NA),
              3.40%, VRDN....................................        3,400,000
     300,000 Copley Pharmaceutical, Inc.,
              (LOC: BankBoston, NA),
              4.50%, VRDN....................................          300,000
     525,000 Kryptonite Issue Ser. 1990,
              (LOC: BankBoston, NA),
              4.13%, 9/1/2000................................          525,000
     700,000 Portland Causeway Realty Trust Co. Ser. 1988,
              (LOC: Citibank, NA),
              4.25%, VRDN....................................          700,000
   6,475,000 Massachusetts GO,
              (Eff. Yield 3.25%) (c),
              0.00%, 5/1/2000................................        6,424,475
                                                                --------------
                                                                    11,349,475
                                                                --------------
             Michigan - 3.1%
   5,525,000 Michigan HDA SFHRB, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.20%, 3/9/2000................................        5,525,000
  19,995,000 Michigan Hosp. Fin. Auth. RB, Ser. 1999-14,
              (LOC: ABN AMRO Bank NV & Ins. by MBIA),
              4.05%, 4/25/2000 (a)...........................       19,995,000
   6,000,000 Michigan Jobs Dev. Auth., PCRB,
              Mazda Motor Mfg. USA Corp.,
              (LOC: Sumitomo Bank, Ltd.),
              4.60%, VRDN....................................        6,000,000
   6,000,000 Michigan Strategic Fund Ltd. Obl. RB,
              Quantum Composites, Inc. Proj.,
              (LOC: Heller Financial, Inc.),
              3.95%, VRDN....................................        6,000,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Michigan - continued
 $ 2,535,000 Sault Ste. Marie, MI Tribe Bldg. Auth. RB, Ser.
              1996A,
              (LOC: Natl. City Bank, NA),
              4.36%, VRDN.....................................   $    2,535,000
                                                                 --------------
                                                                     40,055,000
                                                                 --------------
             Minnesota - 3.5%
   1,575,000 Duluth, MN EDA Healthcare RB, Benedictine, Inc.,
              MSTR,
              Ser. 1994-E,
              (LIQ: Norwest Bank, NA & Ins. by AMBAC),
              3.65%, VRDN (a).................................        1,575,000
   1,890,000 Duluth, MN EDA Hosp. Facs. RB, St. Luke's Hosp.,
              MSTR,
              Ser. 1994-F,
              (LIQ: Norwest Bank, NA & Ins. by AMBAC),
              3.65%, VRDN (a).................................        1,890,000
  10,000,000 Minnesota HFA SFHRB, Ser. J, (LOC: National
              Westminster Bank PLC),
              3.95%, 8/29/2000................................       10,000,000
   1,325,000 Osseo, MN GO, Independent Sch. Dist. # 279, MSTR,
              Ser. 1994-H, (LIQ: Norwest Bank, NA & Ins. by
              FGIC),
              3.65%, VRDN (a).................................        1,325,000
   2,510,000 Richfield, MN GO, Independent Sch. Dist. #280,
              MSTR Ser. 1994-P, (LIQ: U.S. Bank, NA & Ins.
              by FGIC),
              3.65%, VRDN (a).................................        2,510,000
   1,260,000 Rochester, MN Healthcare Facs. RB, Mayo Med.
              Ctr., MSTR, Ser.
              1994-K, (LOC: Norwest Bank, NA),
              3.65%, VRDN (a).................................        1,260,000
             St. Louis Park, MN Healthcare Facs. RB, Hlth.
              Sys. of MN, (LIQ: Norwest Bank, NA & Ins. by
              MBIA):
  10,200,000  MSTR, Ser. 1994-U1,
              3.65%, VRDN (a).................................       10,200,000
  14,000,000  MSTR, Ser. 1994-V1,
              3.65%, VRDN (a).................................       14,000,000
   2,090,000 Stewartville, MN IDRB, Halcon Corp. Proj.,
              (LIQ: U.S. Bank, NA),
              3.60%, VRDN.....................................        2,090,000
                                                                 --------------
                                                                     44,850,000
                                                                 --------------
             Mississippi - 0.2%
   3,000,000 Mississippi Business Fin. Corp. IDRB,
              Nitek Metal Svcs., Inc. Proj.,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.15%, VRDN.....................................        3,000,000
                                                                 --------------
             Missouri - 0.9%
   1,250,000 Fenton, MO IDA RB, Clayton Corp. Proj.,
              (LOC: Commerce Bank, NA),
              3.50%, VRDN.....................................        1,250,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Missouri - continued
 $ 4,050,000 Missouri Dev. Fin. Board IDRB, Cook Composite Co.
              Proj., Ser. 1994,
              (LOC: Societe Generale Bank, SA),
              3.55%, VRDN.....................................   $    4,050,000
   6,300,000 Missouri Hsg. Dev. Community RB, PFOTER,
              (LOC: Credit Suisse First Boston Corp.),
              3.25%, 3/9/2000.................................        6,300,000
                                                                 --------------
                                                                     11,600,000
                                                                 --------------
             Nebraska - 0.2%
   2,900,000 Nebraska Investment Fin. Auth. MHRB, Apple Creek
              Assoc. Proj.,
              (LOC: Northern Trust),
              4.25%, VRDN.....................................        2,900,000
                                                                 --------------
             Nevada - 0.3%
   3,270,000 Washoe Cnty., NV Sch. Dist. GO,
              (Ins. by FSA),
              5.50%, 6/1/2000.................................        3,287,887
                                                                 --------------
             New Hampshire - 0.5%
             New Hampshire Business Fin. Auth. IDRB:
   2,400,000 Luminescent Sys. Inc.,
             (LOC: HSBC Inc.),
             3.40%, VRDN......................................        2,400,000
   3,655,000 Monadnock Econ. Dev./Precitech Proj.,
             (LOC: Key Bank, NA),
             3.50%, VRDN......................................        3,655,000
                                                                 --------------
                                                                      6,055,000
                                                                 --------------
             New Jersey - 0.7%
   2,500,000 Jersey City, NJ Refunding Notes, Real Prop. Tax
              Appeals, Ser. 1999,
              4.25%, 9/15/2000................................        2,503,726
   3,700,000 New Jersey EDA Assisted Living RB, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.55%, VRDN.....................................        3,700,000
   2,675,000 New Jersey EDA RB, East Meadow Corp. Proj., Ser.
              1986A,
              (LOC: Sanwa Bank, Ltd.),
              4.15%, VRDN.....................................        2,675,000
                                                                 --------------
                                                                      8,878,726
                                                                 --------------
             New Mexico - 0.2%
   3,275,000 Bernalillo Cnty., NM MHRB, Vallencia Retirement
              Apts. Proj.,
              (Ins. by FGIC),
              4.20%, 12/1/2000................................        3,275,000
                                                                 --------------
             New York - 6.7%
             Battery Park, NY Hsg. Auth. RB, Marina Twrs.
              Tender Corp. Proj., (LOC: Sumitomo Bank, Ltd.):
   7,800,000 Ser. A,
             4.75%, VRDN (a)..................................        7,800,000
   7,000,000 Ser. B,
             4.75%, VRDN (a)..................................        7,000,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             New York - continued
 $ 2,125,000 Erie Cnty., NY IDA RB, MMars Third Program-Gencor
              Proj.,
              (LOC: HSBC Bank, PLC),
              3.75%, VRDN.....................................   $    2,125,000
   6,000,000 Nassau Cnty., NY RAN,
              (LOC: Bank of New York, NA),
              4.25%, 3/15/2000................................        6,004,474
   5,335,000 New York Mtge. Agcy. RB,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.70%, 2/17/2000................................        5,335,000
   6,530,000 New York COP,
              General Svcs. Exec. Dept.,
              4.50%, 9/1/2000.................................        6,529,630
   7,800,000 New York Dormitory Auth. RB, State Univ. Edl.
              Facs., Ser. B, Prerefunded,
              7.00%, 5/15/2000................................        8,019,119
   6,295,000 New York, NY GO, Refunding, Ser. H,
              7.88%, 8/1/2000.................................        6,412,712
             New York, NY GO, PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.):
  19,855,000  PA-148 Ser. L,
              3.80%, VRDN (a).................................       19,855,000
   3,055,000  PA-228 Ser. 1998-C,
              3.80%, VRDN (a).................................        3,055,000
   5,795,000  Ser. 1999-H,
              3.80%, 2/24/2000................................        5,795,000
   9,015,000 Suffolk Cnty., NY IDA Solid Wst. ROC, Ser. 1999-
              8,
              (LIQ: Smith Barney, Inc. & Ins. by AMBAC),
              4.00%, 5/4/2000.................................        9,015,000
                                                                 --------------
                                                                     86,945,935
                                                                 --------------
             North Carolina - 1.5%
  10,995,000 North Carolina Muni. Pwr. Agcy. RB, MSTR, Ser.
              1998-43, Class A,
              (LIQ: Bear Stearns & Co., Inc. & Ins. by MBIA),
              3.33%, 4/25/2000 (a)............................       10,995,000
   4,000,000 Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety
              Appliance Co.,
              (LOC: Sanwa Bank, Ltd.),
              3.35%, VRDN.....................................        4,000,000
   4,495,000 Robeson Cnty., NC Indl. Facs. RB, Rocco Turkeys,
              Inc. Proj.,
              (LOC: Rabobank Nederland),
              3.50%, VRDN.....................................        4,495,000
                                                                 --------------
                                                                     19,490,000
                                                                 --------------
             North Dakota - 1.2%
  16,000,000 Traill Cnty., ND Solid Wst. Disp. RB, American
              Crystal Sugar Co. Proj.,
              (LOC: Norwest Bank, NA),
              3.55%, VRDN.....................................       16,000,000
                                                                 --------------
             Ohio - 2.0%
   1,900,000 Franklin Cnty., OH MHRB, Blacklist Station Apts.,
              (LOC: Fifth Third Bank, NA),
              4.05%, 10/1/2000................................        1,900,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Ohio - continued
 $ 4,310,000 Lucas Cnty., OH IDRB, High Tech Properties, Inc.
              Proj.,
              (LOC: Natl. City Bank, NA),
              3.45%, VRDN.....................................   $    4,310,000
   3,405,000 Ohio Hsg. Fin. Agcy. MHRB, Pine Crossing Proj.,
              Ser. A,
              (LOC: Sumitomo Bank, Ltd.),
              4.90%, VRDN.....................................        3,405,000
  12,190,000 Ohio Hsg. Fin. Agcy. SFHRB,
              CDC Program, Class A,
              (LIQ: Caisse de Depots et
              Consignations & Ins. by GNMA),
              3.78%, 5/18/2000................................       12,189,350
   3,900,000 St. Mary's, OH IDRB, Setex, Inc. Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              5.15%, VRDN.....................................        3,900,000
                                                                 --------------
                                                                     25,704,350
                                                                 --------------
             Oklahoma - 0.7%
   7,700,000 Oklahoma City, OK IDA RB,
              Oklahoma Christian College,
              (LOC: Sumitomo Bank, Ltd.),
              3.35%, VRDN.....................................        7,700,000
   2,050,000 Tulsa Cnty., OK Independent Sch.
              Dist. No. 5 GO, Jenkins Bldg. Proj.,
              5.75%, 6/1/2000.................................        2,063,144
                                                                 --------------
                                                                      9,763,144
                                                                 --------------
             Oregon - 0.3%
   1,700,000 Port of Morrow, OR Env. Impt. RB,
              Portland General Elec. Co.,
              (Gtd. by Portland General Elec. Co.),
              3.85%, 2/1/2000.................................        1,700,000
   2,435,000 Portland, OR Swr. Sys. RB, Ser. A,
              6.50%, 6/1/2000.................................        2,456,858
                                                                 --------------
                                                                      4,156,858
                                                                 --------------
             Pennsylvania - 3.1%
   1,000,000 Allegheny Cnty., PA IDRB,
              Mine Safety Appliance Co., Ser. 1991,
              (LOC: Sanwa Bank, Ltd.),
              3.35%, VRDN.....................................        1,000,000
             Butler Cnty., PA IDRB, Mine Safety
              Appliance Co.,
              (LOC: Sanwa Bank, Ltd.):
   1,000,000  Ser. 1991,
              3.35%, VRDN.....................................        1,000,000
   3,000,000  Ser. 1992-A,
              3.45%, VRDN.....................................        3,000,000
   1,000,000  Ser. 1992-B,
              3.45%, VRDN.....................................        1,000,000
   5,500,000 Clinton Cnty., PA IDA Solid Wst. Disp. RB, Intl.
              Paper Co. Proj., Ser. 1992-A,
              (Gtd. by Intl. Paper Co.),
              4.70%, 1/15/2001................................        5,500,000
     500,000 Elk Cnty., PA IDRB, Stackpole Corp.
              Proj., Ser. 1989,
              (LOC: Fleet Bank, NA),
              4.25%, VRDN.....................................          500,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $10,000,000 Montgomery Cnty., PA RB,
              Abbington Memorial Hosp., MSTR, Ser. 1998-31,
              Class A, (LIQ: Bear Stearns & Co., Inc. & Ins.
              by AMBAC), 3.51%, 5/17/2000 (a).................   $   10,000,000
             Philadelphia, PA Wtr. & Wst. Wtr. RB:
   6,500,000  MSTR, Ser. 1997-11, Class A,
              (LIQ: Bear Stearns & Co., Inc. Markets & Ins. by
              FGIC),
              3.33%, VRDN (a).................................        6,500,000
  11,340,000  MSTR, Ser. 1999-1,
              (LIQ: Commerzbank, AG & Ins. by AMBAC),
              3.40%, VRDN (a).................................       11,340,000
                                                                 --------------
                                                                     39,840,000
                                                                 --------------
             Rhode Island - 2.8%
  32,360,000 Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan
              Corp., MSTR, Ser. 1999-69A, Class A,
              (LIQ: Bear Stearns & Co., Inc. & Coll. by U.S.
              Treasury Obligations),
              3.81%, 5/23/2000 (a)............................       32,360,000
   4,000,000 Rhode Island IDRB,
              Handy & Harman Elec. Proj.,
              (LOC: Citibank, NA),
              3.45%, VRDN.....................................        4,000,000
                                                                 --------------
                                                                     36,360,000
                                                                 --------------
             South Carolina - 1.7%
   1,100,000 Oconee Cnty., SC PCRB,
              Duke Energy Corp. Proj.,
              (Gtd. by Duke Energy Corp.),
              3.80%, 2/1/2000.................................        1,100,000
   1,260,000 Richland Cnty., SC GO, Prerefunded,
              6.25%, 3/1/2000.................................        1,287,864
   2,050,000 South Carolina GO, Ser. W, Prerefunded,
              6.25%, 5/1/2000.................................        2,105,178
             South Carolina Jobs EDA RB:
   4,000,000  B.F. Shaw, Inc. Proj.,
              (LOC: Mercantile Bank, NA),
              3.50%, VRDN.....................................        4,000,000
   5,600,000  Lati Inds., Inc. Proj.,
              (LOC: Bank of America, NA),
              3.45%, VRDN.....................................        5,600,000
   4,400,000  Lorraine Linens Proj.,
              (LOC: SouthTrust Bank, NA),
              3.45%, VRDN.....................................        4,400,000
     450,000  Ridge Pallets, Inc. Ser. B,
              (LOC: Credit Commerce de France),
              3.55%, VRDN.....................................          450,000
   2,700,000  Roller Bearing Co. Proj.,
              Ser. 1994-A,
              (LOC: Heller Finl., Inc.),
              4.10%, VRDN.....................................        2,700,000
     650,000  Tuttle Co., Inc., Ser. A,
              (LOC: Bank of America, NA),
              3.55%, VRDN.....................................          650,000
                                                                 --------------
                                                                     22,293,042
                                                                 --------------

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             South Dakota - 0.4%
 $ 4,925,000 Rapid City, SD EDRB, Civic Ctr. Assoc. Proj.,
              (LOC: Citibank, NA),
              3.55%, VRDN.....................................   $    4,925,000
                                                                 --------------
             Tennessee - 3.1%
   2,000,000 Bristol, TN IDRB, Robinette Co. Proj.,
              (LOC: First American Natl. Bank, NA),
              3.40%, VRDN.....................................        2,000,000
             Chattanooga, TN IDRB:
   3,200,000  Radisson Read House Proj.,
              Ser. 1995,
              (LOC: Heller Finl., Inc.),
              4.00%, VRDN.....................................        3,200,000
   4,950,000  Top Flight, Inc. Proj.,
              (LOC: Natl. Bank of Canada),
              3.50%, VRDN.....................................        4,950,000
   3,310,000 Cocke Cnty., TN IDB RB, GLI, Inc., Proj. (Gtd. by
              GLI, Inc.):
             3.45%, VRDN......................................        3,310,000
   4,700,000 Maryville, TN Board of Ed. IDRB,
              Maryville College Proj.,
              (LOC: First American Natl. Bank, NA),
              3.45%, VRDN.....................................        4,700,000
   1,700,000 Morristown, TN IDB RB, J.W. Allen & Co. Proj.,
              (LOC: Harris Trust & Savings Bank, NA),
              3.45%, VRDN.....................................        1,700,000
     700,000 Nashville & Davidson Cnty. (Metro. Gov't. of), TN
              IDRB, Wellington IV Assoc. Proj.,
              (LOC: U.S. Bank, NA),
              3.60%, VRDN.....................................          700,000
   8,465,000 Shelby Cnty., TN Hlth.,
              Edl. & Hsg. Facs. RB, MSTR Ser. 1998-36, Class
              A,
              (LIQ: Bear Stearns Capital Markets & Ins. by
              MBIA),
              3.40%, VRDN (a).................................        8,465,000
   3,750,000 Sumner Cnty., TN GO, Road Proj.,
              Outlay Notes, Ser. 1999-A,
              4.00%, 6/26/2000................................        3,753,603
   8,000,000 Wilson Cnty., TN IDRB, Knight Leasing Co. Proj.,
              (LOC: First American Natl. Bank, NA),
              3.55%, VRDN.....................................        8,000,000
                                                                 --------------
                                                                     40,778,603
                                                                 --------------
             Texas - 3.0%
   3,700,000 Bexar Cnty., TX Hsg. Fin. Corp.
              MHRB, UTSA Apts. Proj.,
              (LIQ: Heller Finl., Inc.),
              4.00%, VRDN.....................................        3,700,000
   5,700,000 Brazos River, TX Harbor Navigation Dist., Solid
              Wst. RB,
              Silica Products, Inc. Proj., Ser. 1998,
              (LOC: Bank of Tokyo-Mitsubishi, Ltd.),
              4.15%, VRDN.....................................        5,700,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $ 2,780,000 Galveston, TX Hsg. Fin. Corp. MHRB,
              Villiage-by-the-Sea Apts. Proj., Ser. 1993,
              (LOC: Sumitomo Bank, Ltd.),
              4.75%, VRDN......................................   $    2,780,000
             Harris Cnty., TX Indl. Dev. Corp. IDRB:
   5,000,000  Southern Ionics, Inc. Proj.,
              (LOC: SouthTrust Bank, NA),
              3.45%, VRDN......................................        5,000,000
   8,000,000  Zeon Chemicals Proj.,
              (LOC: Indl. Bank of Japan, Ltd.),
              5.15%, VRDN......................................        8,000,000
   2,500,000 Hillsboro, TX Indl. Dev. Corp.
              IDRB, Lamraft LP Proj.,
              (LOC: First Comml. Bank, NA),
              3.40%, VRDN......................................        2,500,000
  11,130,000 Texas Pub. Fin. Auth. Bldg. RB,
              General Svcs. Commission Proj.
              (LIQ: Citibank, NA & Ins. by
              AMBAC),
              3.45%, VRDN......................................       11,130,000
                                                                  --------------
                                                                      38,810,000
                                                                  --------------
             Utah - 0.2%
   2,200,000 Summit Cnty., UT IDRB, Hornes'
              Kimball Proj., Ser. 1985,
              (LOC: U.S. Bank, NA),
              3.60%, VRDN......................................        2,200,000
                                                                  --------------
             Virginia - 0.7%
   2,600,000 Colonial Hghts., VA IDA RB,
              Philip Morris Co. Proj., Ser. 1992,
              (Gtd. by Philip Morris Co.),
              3.35%, VRDN......................................        2,600,000
   2,000,000 Henrico Cnty., VA IDA RB, San-J Intl. Proj.,
              (LOC: Tokai Bank, Ltd.),
              4.90%, VRDN......................................        2,000,000
   1,700,000 Richmond, VA IDA RB,
              Philip Morris Co. Proj., Ser. 1993,
              (Gtd. by Philip Morris Co.),
              3.35%, VRDN......................................        1,700,000
   1,000,000 Rockingham Cnty., VA IDA PCRB,
              Merck & Co. Proj., Ser. 1982-A,
              (Gtd. by Merck & Co.),
              3.35%, VRDN......................................        1,000,000
   1,700,000 Smyth Cnty., VA IDA RB,
              Summit Products Proj.,
              (LOC: Fifth Third Bank, NA),
              3.50%, VRDN......................................        1,700,000
                                                                  --------------
                                                                       9,000,000
                                                                  --------------
             West Virginia - 3.5%
             West Virgina Hsg. Dev. Fund RB,
              Interim Financing Notes:
   1,500,000 Ser. 1999-N, 4.05%, VRDN..........................        1,500,000
  14,510,000 Ser. 2000-A, 4.20%, VRDN..........................       14,510,000
   3,000,000 Ser. 2000-B, 4.20%, VRDN..........................        3,000,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             West Virginia - continued
             West Virginia EDA IDRB,
              Coastal Lumber Products Proj.:
              (LOC: Crestar Bank, NA),
 $ 1,460,000  Ser. A,
              3.50%, VRDN.....................................   $    1,460,000
   1,195,000  Ser. B,
              3.50%, VRDN.....................................        1,195,000
   3,520,000 West Virginia GO, BankBoston Trust
              Certificates, Ser. C, Class A,
              (LIQ: BankBoston, NA & Ins. by FGIC),
              3.44%, VRDN (a).................................        3,520,000
  19,670,000 West Virginia Pub. Energy Auth.
              RB, PFOTER, PPT-184,
              (LIQ: Bay Hypotheken-und
              & Union Bank of Switzerland, AG),
              3.50%, VRDN (a).................................       19,670,000
                                                                 --------------
                                                                     44,855,000
                                                                 --------------
             Wisconsin - 0.9%
   4,000,000 Kohler, WI Solid Wst. Disp. RB, Kohler Co. Proj.,
              (LOC: Wachovia Bank, NA),
              3.45%, VRDN.....................................        4,000,000
   5,515,000 Milwaukee, WI Metropolitan Wtr. & Swr. RB,
              PFOTER,
              (LIQ: Merrill Lynch & Co., Inc.),
              3.70%, 2/17/2000................................        5,515,000
   2,800,000 Osceola Vlg., WI IDRB, Johnson Family LP,
              (LOC: FirstStar Bank, NA),
              3.40%, VRDN.....................................        2,800,000
                                                                 --------------
                                                                     12,315,000
                                                                 --------------
             Wyoming - 0.2%
   3,000,000 Sweetwater Cnty., WY Env. Impt. RB, PacifiCorp.
              Proj.,
              (Gtd. by PacifiCorp.),
              3.85%, 2/1/2000.................................        3,000,000
                                                                 --------------
             Other - 16.9%
             Capital Realty Investors Tax Exempt Fund Ltd.,
              Floater Certificate:
              (LOC: Union Bank of Switzerland AG),
  21,285,000  Ser. 1996-1,
              3.55%, VRDN (a).................................       21,285,000
  19,900,000  Ser. 1996-2,
              3.55%, VRDN (a).................................       19,900,000
   6,345,000  Ser. 1996-3,
              3.55%, VRDN (a).................................        6,345,000
             Clipper Tax Exempt Trust COP:
  11,270,000  Ser. 1998-1, Class B,
              (LIQ: State Street Bank, NA & Ins. by MBIA),
              3.55%, VRDN (a).................................       11,270,000
  14,416,000  Ser. 1999-2,
              (LIQ: State Street Bank, NA),
              3.55%, VRDN.....................................       14,416,000

                                   EVERGREEN
                          Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

  Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Koch Fin. Corp.:
 $19,609,318  Fixed Rate Trust, Ser. 1999-3, Class A-1,
              (Gtd. by Koch Inds. & Ins. by MBIA),
              4.10%, 10/6/2000...................................  $ 19,609,318
     269,522  Muni. Tax Exempt Trust, Ser. 1996-1, Class A-2,
              (Gtd. by Koch Inds.),
              4.50%, 4/6/2000 (a)................................       269,714
             Merrill Lynch & Co., Inc., PFOTER:
  10,800,000  3.70%, 2/3/2000....................................    10,800,000
   9,045,000  PPT-5,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              FHA),
              3.60%, 5/4/2000....................................     9,045,000
   8,270,000  PPT-6,
              (LIQ: Credit Suisse First Boston Corp. & Ins. by
              FHA),
              3.70%, 5/11/2000 (a)...............................     8,270,000
  10,470,000  PPT-7,
              (Ins. by AMBAC),
              3.38%, 2/11/2000 (a)...............................    10,470,000
   4,915,000  PPT-8,
              (LIQ: Credit Suisse First Boston Corp.),
              3.55%, VRDN........................................     4,915,000
   7,245,000  PPT-9,
              (LOC: Bayerische Landesbanken),
              3.55%, VRDN........................................     7,245,000
  21,685,000  PPT-11,
              (LIQ: Bay Hypotheken-und Vereins), 5.25%,
              2/3/2000...........................................    21,685,000

  Principal
   Amount                                                            Value

 MUNICIPAL OBLIGATIONS - continued
             Other - continued
             Morgan Keegan Muni. Products Trust Receipts,
              (LIQ: Credit Local de France & Coll by U.S.
              Treasury Obligations):
 $16,285,000  Ser. 1999-D,
              3.50%, VRDN.....................................   $   16,285,000
  12,000,000  Ser. 1999-F,
              3.70%, VRDN.....................................       12,000,000
             Pitney Bowes Credit Corp. Leasetop Trusts,
              (LIQ: Pitney Bowes Credit Corp. & Ins. by
              AMBAC):
   4,425,673  Ser. 1999-1,
              3.80%, 7/12/2000(a).............................        4,425,673
   4,765,123  Ser. 1998-1,
              3.54%, VRDN (a).................................        4,765,123
  15,858,338  Ser. 1998-2,
              3.60%, VRDN (a).................................       15,858,338
                                                                 --------------
                                                                    218,859,166
                                                                 --------------
             Total Municipal Obligations
              (cost $1,285,158,241)...........................    1,285,158,241
                                                                 --------------

   Shares                                                            Value

 MUTUAL FUND SHARES - 0.9%
  12,000,000 Federated Municipal Obligation Fund,
              (Cost $12,000,000)..............................       12,000,000
                                                                 --------------

             Total Investments -
              (cost $1,297,158,241).....................    99.9%  1,297,158,241
             Other Assets and
              Liabilities - net.........................     0.1       1,414,368
                                                           -----  --------------
             Net Assets.................................   100.0% $1,298,572,609
                                                           =====  ==============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                            Schedule of Investments
                                January 31, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - 98.3%
            New Jersey - 93.4%
 $  500,000 Atlantic City, NJ COP, Pub. Facs. Lease Agreement,
             (Ins. by FGIC),
             7.25%, 3/1/2000.....................................   $    501,259
  3,000,000 Bayonne, NJ GO, Temporary Notes,
             4.00%, VRDN.........................................      3,001,502
  1,450,000 Bedminster Township, NJ BAN,
             4.00%, 6/30/2000....................................      1,452,870
    550,000 Clifton, NJ Board of Ed. GO,
             (Ins. by FSA),
             4.00%, 2/1/2000.....................................        550,000
    225,000 Cumberland Cnty., NJ GO, General Impt., (Ins. by
             MBIA),
             4.63%, 2/15/2000....................................        225,081
    400,000 Elizabeth, NJ GO, (Ins. by AMBAC),
             5.25%, 11/15/2000...................................        403,972
  6,500,000 Essex Cnty., NJ Util. Auth. RB,
             4.25%, 11/30/2000...................................      6,512,915
  2,200,000 Hudson Cnty., NJ Impt. Auth. Facs. RB, Ser. 34,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             FGIC),
             3.15%, VRDN (a).....................................      2,200,000
  3,530,000 Jersey City., NJ GO,
             4.25%, 9/15/2000....................................      3,535,261
    300,000 Kingsway, NJ Regl. Sch. Dist. GO, (Ins. by FGIC),
             4.63%, 3/1/2000.....................................        300,342
  1,336,386 Maplewood Township, NJ BAN,
             4.25%, 12/1/2000....................................      1,339,054
  5,490,000 Mercer Cnty., NJ Impt. Auth. RB, P-Floats Part 1157,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.50%, VRDN.........................................      5,490,000
    260,000 Morris Plains, NJ GO,
             5.10%, 11/1/2000....................................        261,949
    500,000 New Jersey Bldg. Auth.,
             RB Ser. 1999,
             5.00%, 6/15/2000....................................        502,240
  4,000,000 New Jersey EDA,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.50%, VRDN.........................................      4,000,000
            New Jersey EDA RB:
  2,435,000  3.35%, VRDN.........................................      2,435,000
  2,130,000  Ser. 161,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             MBIA),
             3.25%, VRDN.........................................      2,130,000
    200,000  Ser. A, (LIQ: Bank of New York & Ins. by AMBAC),
             3.50%, VRDN.........................................        200,000
  4,770,000  East Meadow Corp., Ser. B, (LOC: Sanwa Bank, Ltd.),
             4.15%, VRDN.........................................      4,770,000
  1,000,000  The Peddie School Proj.,
             (SPA: PNC Bank, NA),
             3.15%, VRDN.........................................      1,000,000
  5,500,000  Thermal Energy Ltd.,
             (LOC: BankOne, OH),
             3.15%, VRDN.........................................      5,500,000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New Jersey - continued
            New Jersey EDA RB - continued
 $1,300,000  United Wtr. Proj. Ser. A,
             (LIQ: Bank of New York & Ins. by AMBAC),
             3.60%, VRDN........................................   $  1,300,000
            New Jersey GO:
  5,700,000  MSTR, Ser. CB-1,
             (LOC: Chase Manhattan Bank),
             3.20%, VRDN........................................      5,700,000
  1,000,000  P-Floats Part 462,
             (LIQ: Merrill Lynch & Co., Inc.),
             3.10%, 2/10/2000...................................      1,000,000
  4,995,000  P-Floats Part 463, (LIQ: Merrill Lynch & Co.,
             Inc.),
             3.12%, VRDN........................................      4,995,000
  7,370,000  ROCs Ser. 6,
             (LIQ: Chase Manhattan Bank),
             3.30%, VRDN........................................      7,370,000
    600,000  Ser. D,
             5.10%, 2/15/2000...................................        600,424
  8,800,000 New Jersey Healthcare Facs. RB, St. Mary's Hosp.,
             Ser. A-4,
             (LOC: Valley Nat'l Bank),
             3.10%, VRDN........................................      8,800,000
  3,500,000 New Jersey State Trans. Trust Fund RB, Ser. 54,
             (LIQ: Morgan Stanley
             Dean Witter & Ins. by FSA),
             3.15%, VRDN........................................      3,500,000
    625,000 New Jersey Trans. Trust Fund Auth.,
             5.00%, 6/15/2000...................................        627,233
  5,500,000 New Jersey Trans. Trust Fund Auth. RB, TOC, Ser. 2,
             (LOC: Chase Manhattan Bank & Ins. by FSA),
             3.20%, VRDN........................................      5,500,000
  6,550,000 Newark, NJ Healthcare Facs. RB, New Community Urban
             Renewal, Ser. 1995,
             (LOC: Sumitomo Bank Ltd.),
             4.50%, VRDN........................................      6,550,000
    250,000 Ocean Cnty., NJ GO,
             8.70%, 5/15/2000...................................        253,361
  1,000,000 Passaic Valley, NJ Wtr. Commission RB, Wtr. Supply
             Sys. Sub. Proj. Notes,
             (LOC: PNC Bank, NA),
             4.50%, 11/14/2000..................................      1,005,135
  4,000,000 Salem Cnty., NJ PCRB, Ser. 1993-A, (Ins. by Toronto
             Dominion Bank, Ltd.),
             3.80%, VRDN........................................      4,000,000
    230,000 Sayreville, NJ GO,
             (Ins. by FSA),
             4.80%, 9/15/2000...................................        231,273
    275,000 Tewksbury Township, NJ GO,
             5.00%, 8/1/2000....................................        276,863
  4,670,000 Trenton, NJ BAN,
             3.25%, 3/10/2000...................................      4,670,465
  1,200,000 Union Cnty., NJ GO,
             4.75%, 2/1/2000....................................      1,200,000
  1,550,000 Union Cnty., NJ Impt. Auth. RB, Capital Equip. Lease
             Program,
             (Ins. by AMBAC),
             3.70%, 8/1/2000....................................      1,550,000
                                                                   ------------
                                                                    105,441,199
                                                                   ------------

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

 Principal
   Amount                                                             Value

 MUNICIPAL OBLIGATIONS - continued
            New York - 4.9%
 $3,500,000 Port Auth. NY & NJ RB, Ser. 113,
             3.90%, 12/1/2000...................................   $  3,499,944
  2,080,000 Port Auth. NY & NJ Spl. Obl. RB, Ser. 157,
             (LIQ: Morgan Stanley Dean Witter, Inc. & Ins. by
             MBIA),
             3.25%, VRDN........................................      2,080,000
                                                                   ------------
                                                                      5,579,944
                                                                   ------------

            Total Investments -
             (cost $111,021,143)..........................    98.3%  111,021,143
            Other Assets and Liabilities - net............     1.7     1,929,487
                                                             -----  ------------
            Net Assets....................................   100.0% $112,950,630
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                            Schedule of Investments
                                January 31, 2000

 Principal
   Amount                                                               Value

 MUNICIPAL OBLIGATIONS - 99.7%
            Pennsylvania - 96.5%
            Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
 $3,000,000  Chatham College, Ser. B, (LOC: Mellon Bank, NA),
             3.35%, VRDN........................................    $   3,000,000
  1,000,000  Thiel College, Ser. B,
             3.35%, VRDN........................................        1,000,000
            Allegheny Cnty., PA Hosp. Dev. Auth. RB:
  1,000,000  Hlth. Center UPMC Hlth. Sys., Ser. A, (Ins. by
             MBIA),
             3.90%, 8/1/2000....................................          998,403
     15,000  Presbyterian Univ. Hosp., Ser. B3, (LOC: PNC Bank),
             3.35%, VRDN........................................           15,000
  4,255,000  St. Margaret Mem. Hosp., (LOC: Mellon Bank, NA),
             3.35%, VRDN........................................        4,255,000
            Allegheny Cnty., PA IDA RB,
             (LOC: Mellon Bank, NA):
  1,750,000  Multi-Mode, Chelsea Inds., Inc.,
             3.40%, VRDN........................................        1,750,000
  1,465,000  United Jewish Federation Proj.,
             Ser. A,
             3.35%, VRDN........................................        1,465,000
  9,715,000 Beaver Cnty., PA, Eagle Tax Exempt Trust Ser. 97-C,
             3.30%, VRDN (a)....................................        9,715,000
  1,000,000 Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser.
             A,
             3.45%, VRDN........................................        1,000,000
    540,000 Benton, PA Area Sch. Dist., GO,
             5.90%, 6/1/2000....................................          544,251
  2,700,000 Bucks Cnty., PA IDA Env. Impt., RB, USX Corp. Proj.,
             (LOC: Wachovia Bank. NC),
             3.80%, 5/2/2000....................................        2,700,000
  8,400,000 Carbon Cnty., PA IDA, Panther Creek Partners Proj.,
             Ser. 1991-A,
             3.50%, VRDN........................................        8,400,000
    210,000 Clarion Cnty., PA Area Sch. Dist. GO, (Ins. by FSA),
             4.00%, 5/15/2000...................................          210,057
    900,000 Clarion Cnty., PA IDA RB, Meritcare MTC Inc. Proj.,
             Ser.1991-A,
             (LOC: PNC Bank),
             3.35%, VRDN........................................          900,000
  1,900,000 Clinton Cnty., PA IDA Solid Wst. Disp. RB, Ser.
             1992-A,
             4.70%, 1/15/2001...................................        1,900,000
    530,000 Conemaugh Township, PA Sch. Dist. GO,
             4.20%, 9/1/2000....................................          530,000
  4,300,000 Cumberland Cnty., PA Municipal Auth. College RB,
             Dickinson College, Ser. B,
             (LOC Mellon Bank, NA),
             3.80%, 11/1/2000...................................        4,300,000
  1,000,000 Dauphin Cnty., PA General Auth. RB, Ed. & Hlth. Loan
             Program,
             (SPA: Chase Manhattan Bank & Ins. by AMBAC),
             3.28%, VRDN........................................        1,000,000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Emmaus, PA General Auth. RB:
 $  200,000  Ser. B,
             3.30%, VRDN........................................   $     200,000
  2,000,000  Ser. C,
             3.30%, VRDN........................................       2,000,000
  4,500,000  Sub. Ser. B,
             3.30%, VRDN........................................       4,500,000
  1,000,000 Erie Cnty., PA Hosp. Auth. RB, Union City Mem.
             Hosp.,
             (LOC: Mellon Bank, NA),
             3.35%, VRDN........................................       1,000,000
  3,660,000 Ferguson Township, PA IDA RB, Allied Corp. Proj.,
             4.20%, 11/1/2000...................................       3,660,000
  3,000,000 Franconia Township, PA IDA RB, Ser. A, (LOC: Mellon
             Bank, NA),
             3.50%, VRDN........................................       3,000,000
  8,300,000 Geisinger Auth., PA Hlth. Sys. RB, Ser. B,
             (SPA: Morgan Gty. Trust Co.),
             3.60%, VRDN........................................       8,300,000
    620,000 Gettysburg, PA Area IDA RB, Bretheren Home Community
             Proj. Ser. A,
             4.10%, 6/1/2000....................................         620,785
    200,000 Hamburg, PA Area Sch. Dist. GO,
             5.55%, 5/1/2000....................................         200,589
  2,000,000 Lancaster, PA IDA RB,
             Islands Paper Co. Proj.,
             3.45%, VRDN........................................       2,000,000
    650,000 Lawrence Cnty., PA IDA PCRB,
             Calgon Corp. Proj., Ser. A,
             3.60%, VRDN........................................         650,000
  1,000,000 Lehigh Cnty., PA IDA RB,
             Allegheny Elec. Coop., Inc.,
             3.75%, VRDN........................................       1,000,000
  4,000,000 Mercer Cnty., PA IDA PCRB, Penntecq, Inc. Proj.,
             (LOC: Dai-Ichi Kangyo Bank, Ltd.),
             4.95%, VRDN........................................       4,000,000
  3,750,000 Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB,
             Ser. B,
             3.40%, VRDN........................................       3,750,000
  3,000,000 Montgomery Cnty., PA IDA RB,
             3.70%, VRDN........................................       3,000,000
  1,000,000 Montgomery Cnty., PA RB, Abbington Mem. Hosp.,
             Ser. 1998-31, Class-A,
             (LIQ: Bear Stearns & Co., Inc. & Ins. by AMBAC),
             3.51%, 5/17/2000 (a)...............................       1,000,000
    250,000 Neshannock Township,
             PA Sch. Dist. GO,
             (Ins. by FGIC),
             5.63%, 9/1/2000....................................         252,291
    400,000 North Allegheny, PA Sch. Dist. GO, (Ins. by AMBAC),
             7.60%, 5/1/2000....................................         404,174
  1,000,000 Parkland, PA Sch. Dist. GO,
             (Ins. by MBIA),
             5.95%, 3/1/2000....................................       1,002,014

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
            Pennsylvania EDA RB:
 $5,000,000  Approved Solid Wst. Proj.,
             4.10%, 12/15/2000....................................  $  4,999,956
  1,100,000  Fansterl, Inc. Proj.,
             3.45%, VRDN..........................................     1,100,000
  1,500,000  S.J. Bailey & Sons, Inc., Proj. Ser. E,
             3.45%, VRDN..........................................     1,500,000
  4,100,000  Ser. C-5,
             3.45%, VRDN..........................................     4,100,000
  1,400,000  Ser. G-3,
             3.45%, VRDN..........................................     1,400,000
  2,000,000  Ser. G-10,
             3.45%, VRDN..........................................     2,000,000
            Pennsylvania GO:
  1,200,000  Ser. 1,
             4.50%, 3/1/2000......................................     1,200,972
  4,000,000  Ser. 1999-3,
             3.35%, VRDN..........................................     4,000,000
    250,000  Ser. A,
             7.00%, 5/1/2000......................................       255,908
            Pennsylvania HFA RB:
  7,905,000  3.32%, VRDN..........................................     7,905,000
  2,700,000  Eagle Tax Exempt Trust,
             3.30%, VRDN (a)......................................     2,700,000
  2,700,000 Pennsylvania Higher Ed. Assistance
             Agcy. RB, Student Loan, Ser. A,
             (LOC: SLMA),
             3.35%, VRDN..........................................     2,700,000
            Pennsylvania Higher Ed. Facs. Auth. RB:
  1,000,000  Drexel Univ.,
             (Ins. by MBIA),
             7.00%, 5/1/2000......................................     1,006,921
  2,500,000  Holy Family College, Ser. D-1,
             3.75%, 5/1/2000......................................     2,502,985
  3,200,000  Independent Colleges & Univ., Ser. D-1,
             3.75%, 5/1/2000......................................     3,203,820
  5,000,000  St. Francis College, Ser. B-7,
             3.80%, 11/1/2000.....................................     5,000,000
    575,000  Thomas Jefferson Univ., Ser. A,
             (Ins. by MBIA),
             5.90%, 8/15/2000.....................................       579,168
  1,500,000 Pennsylvania Higher Ed. RB,
             Carnegie Mellon Univ., Ser. A,
             3.60%, VRDN..........................................     1,500,000
  2,900,000 Pennsylvania Intergovernmental
             Coop. Auth. MSTR,
             3.28%, VRDN..........................................     2,900,000
            Pennsylvania Intergovernmental Coop. Auth. RB:
  2,000,000  3.30%, VRDN..........................................     2,000,000
  1,000,000  City of Philadelphia Funding Program,
             (Ins. by FGIC),
             6.00%, 6/15/2000.....................................     1,008,959
  4,800,000 Philadelphia, PA Arpt. MSTR,
             (SPA: Societe Generale Bank, SA & Ins. by FGIC),
             3.32%, VRDN..........................................     4,800,000
    255,000 Philadelphia, PA Gas RB, Ser. A,
             (Ins. by AMBAC),
             6.00%, 5/15/2000.....................................       261,707

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $1,570,000 Philadelphia, PA Hosp. & Higher Ed.
             Facs. Auth. RB,
             3.50%, 5/15/2000....................................   $  1,570,862
            Philadelphia, PA IDA RB:
    960,000  Allied Corp.,
             4.20%, 11/1/2000....................................        960,000
  5,000,000  Inglis House Proj.,
             3.85%, 3/1/2000.....................................      5,000,000
  3,500,000 Philadelphia, PA Sch. Dist. GO,
             3.28%, VRDN.........................................      3,500,000
            Philadelphia, PA Wtr. & Wst. Wtr. RB:
    260,000  4.70%, 6/15/2000....................................        260,885
  3,500,000  Ser. 1997-11 Class A,
             (LIQ: Bear Stearns & Co., Inc. & Ins. by FGIC),
             3.33%, 4/25/2000 (a)................................      3,500,000
  3,780,000  Ser. 1999-1,
             (Ins. by AMBAC),
             3.40%, VRDN.........................................      3,780,000
            Pittsburgh, PA Urban Redev. Auth. Mtge. RB:
  1,000,000  Notes, Ser. E,
             3.65%, 8/15/2000....................................      1,000,000
  1,000,000  Notes, Ser. F,
             3.55%, 8/15/2000....................................      1,000,000
  1,445,000 Pittsburgh, PA Wtr. & Swr. Auth. RB,
             3.28%, VRDN.........................................      1,445,000
  3,815,000 Quakertown, PA General Auth. RB, Ser. A,
             (LOC: PNC Bank),
             3.35%, VRDN.........................................      3,815,000
    295,000 Sharon, PA City Sch. Dist. GO,
             (Ins. by MBIA),
             3.65%, 5/15/2000....................................        295,000
            South Middleton, PA Sch. Dist. GO:
    200,000  5.30%, 5/15/2000....................................        200,942
  1,000,000  5.75%, 5/15/2000....................................      1,006,190
    330,000 Southern York Cnty., PA Sch. Dist. GO,
             (Ins. by FGIC),
             4.00%, 9/1/2000.....................................        330,000
    315,000 Spring Grove, PA Area Sch. Dist. GO,
             (Ins. by MBIA),
             5.70%, 8/15/2000....................................        317,786
    750,000 Sto-Rox Sch., PA GO,
             6.10%, 6/15/2000....................................        757,116
    500,000 Univ. Area Joint Auth. PA RB,
             (Ins. by MBIA),
             7.10%, 9/1/2000.....................................        512,642
            Univ. of Pittsburgh, PA Higher Ed. RB,
             (Ins. by MBIA):
    510,000  Ser. A,
             6.40%, 4/1/2000.....................................        512,525
  1,000,000  Ser. B,
             4.05%, 6/1/2000.....................................      1,000,475
  4,525,000 Westmoreland Cnty., PA IDRB, White
             Consolidated Indl., Inc. Proj.,
             (LOC: Bank of Nova Scotia),
             4.18%, 6/1/2000.....................................      4,525,000
  2,300,000 Wilkes Barre, PA IDA RB, Toys R Us,
             Inc., Proj.,
             3.23%, VRDN.........................................      2,300,000
                                                                    ------------
                                                                     180,437,383
                                                                    ------------

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund
                      Schedule of Investments (continued)
                                January 31, 2000

 Principal
   Amount                                                              Value

 MUNICIPAL OBLIGATIONS - continued
            Other - 3.2%
            ABN AMRO Munitops Certificates Trust:
 $2,000,000 3.55%, VRDN..........................................   $  2,000,000
  4,000,000 3.85%, VRDN..........................................      4,000,000
                                                                    ------------
                                                                       6,000,000
                                                                    ------------

            Total Investments -
             (cost $186,437,383)..........................    99.7%  186,437,383
            Other Assets and
             Liabilities - net............................     0.3       647,378
                                                             -----  ------------
            Net Assets....................................   100.0% $187,084,761
                                                             =====  ============

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                           Treasury Money Market Fund
                            Schedule of Investments
                                January 31, 2000

  Principal
    Amount                                                           Value

 U.S. TREASURY NOTES - 26.2%
 $150,000,000 5.875%, 2/15/2000+..............................   $  150,061,724
   50,000,000 5.50%, 3/31/2000+...............................       50,029,173
  125,000,000 5.50%, 5/31/2000+...............................      125,222,017
  115,000,000 5.875%, 6/30/2000...............................      115,250,505
   75,000,000 8.75%, 8/15/2000................................       76,332,367
   50,000,000 5.125%, 8/31/2000...............................       49,905,389
  125,000,000 4.50% - 6.125%, 9/30/2000.......................      124,652,856
  150,000,000 4.625%, 11/30/2000..............................      148,687,935
   50,000,000 4.625%, 12/31/2000..............................       49,315,039
  125,000,000 4.50%, 1/31/2001................................      122,902,584
                                                                 --------------
              Total U.S. Treasury Notes
               (cost $1,012,359,589)..........................    1,012,359,589
                                                                 --------------
 REPURCHASE AGREEMENTS - 82.1%*
  200,000,000 ABN AMRO, Inc.,
               5.68%, dated 1/31/2000, due 2/1/2000 (1).......      200,000,000
  200,000,000 Barclays Capital,
               5.68%, dated 1/31/2000, due 2/1/2000 (2).......      200,000,000
  200,000,000 Credit Suisse First Boston Corp.,
               5.70%, dated 1/31/2000, due 2/7/2000 (3).......      200,000,000
  400,000,000 Deutsche Bank AG,
               5.75%, dated 1/31/2000, due 2/7/2000 (4).......      400,000,000
   50,500,000 Deutsche Bank AG,
               5.83%, dated 12/21/1999, due 3/31/2000 (4)**...       50,500,000
  150,000,000 Dresdner Bank AG,
               5.68%, dated 1/31/2000, due 2/1/2000 (5).......      150,000,000
  200,000,000 Greenwich Capital Markets, 5.69%, dated
               1/31/2000, due 2/1/2000 (6)....................      200,000,000
  200,000,000 JP Morgan Securities, Inc., 5.69%, dated
               1/31/2000, due 2/1/2000 (7)....................      200,000,000

  Principal
    Amount                                                           Value

 REPURCHASE AGREEMENTS - continued
 $100,000,000 Lehman Brothers, Inc.,
               5.71%, dated 1/31/2000, due 2/1/2000 (8).......   $  100,000,000
  200,000,000 Morgan Stanley & Co.,
               5.68%, dated 1/31/2000, due 2/1/2000 (9).......      200,000,000
  151,875,000 Morgan Stanley & Co.,
               5.50%, dated 10/20/1999, due 2/15/2000 (9)**...      151,875,000
  125,156,250 Morgan Stanley & Co.,
               5.85%, dated 12/21/1999, due 5/31/2000 (9)**...      125,156,250
  200,000,000 Salomon Smith Barney, Inc., 5.69%, dated
               1/31/2000, due 2/7/2000 (10)...................      200,000,000
   91,347,566 SG Cowen Securities Corp., 5.67%, dated
               1/31/2000, due 2/1/2000 (11)...................       91,347,566
  200,000,000 State Street Bank & Trust Co., 5.68%, dated
               1/31/2000, due 2/1/2000 (12)...................      200,000,000
  500,000,000 Warburg Dillon Reed LLC, 5.70%, dated 1/31/2000,
               due 2/1/2000 (13)..............................      500,000,000
                                                                 --------------
              Total Repurchase Agreements
               (cost $3,168,878,816)..........................    3,168,878,816
                                                                 --------------

    Shares                                                           Value

 MUTUAL FUND SHARES - 0.3%
   11,904,265 Fidelity Institutional Cash Portfolio Treasury
               Class 1
               (cost $11,904,265) ............................       11,904,265
                                                                 --------------

              Total Investments -
               (cost $4,193,142,670)...................   108.6%  4,193,142,670
              Other Assets and Liabilities - net.......    (8.6)   (330,799,593)
                                                          -----  --------------
              Net Assets...............................   100.0% $3,862,343,077
                                                          =====  ==============

**   Represents collateral received for securities on loan.
+    Securities on loan (see Note 7).
*    Collateralized by:
(1)  $331,765,000 U.S. Treasury STRIPS, 8/15/2000 to 2/15/2027; value including accrued interest - $147,900,047.
     $37,006,000 U.S. Treasury Notes, 5.125% to 6.375%, 5/31/2000 to 9/30/2001;
     value including accrued interest - $37,555,449.
     $15,078,000 U.S. Treasury Bonds, 8.75%, 5/15/2017; value including accrued interest - $18,544,844.
(2)  $110,408,000 U.S. Treasury Notes, 6.25%, 8/31/2000; value including ac-
     crued interest - $113,428,830
     $92,344,000 U.S. Treasury Bills, 6/1/2000 to 6/15/2000; value including accrued interest - $90,571,589
(3)  $205,718,000 U.S. Treasury Notes, 5.50% to 6.25%, 10/31/2001 to 2/28/2003;
     value including accrued interest - $206,018,885.
(4)  $975,861,220 GNMA, 5.00% to 8.875%, 7/15/2023 to 12/15/2028; value includ-
     ing accrued interest - $459,510,000
(5)  $156,035,000 U.S. Treasury Notes, 5.875%, 11/15/2004; value including ac-
     crued interest - $153,001,355.
(6)  $215,340,000 U.S. Treasury Bills, 7/27/2000 to 1/04/2001; value including accrued interest - $204,003,276.
(7)  $206,382,000 U.S. Treasury STRIPS, 1/15/2007 to 1/15/2008; value including accrued interest - $204,000,404.
(8)  $103,437,000 U.S. Treasury Notes, 4.75%, 2/15/2004 to 11/15/2008; value including accrued interest - $96,629,007.
     $4,265,000 U.S. Treasury Bonds, 8.75%, 5/15/2020; value including accrued interest - $5,332,912.
(9)  $458,995,410 GNMA, 5.50% to 10.00% 3/15/2001 to 8/15/2029; value including accrued interest - $206,904,244.
     $433,204,000 U.S. Treasury STRIPS, 2/15/2000 to 8/15/2025; value including accrued interest - $200,422,415.
(10) $149,170,000 U.S. Treasury Notes, 5.75% to 7.875%, 11/15/2001 to
     11/15/2004; value including accrued interest - $151,880,187.
     $53,460,000 U.S. Treasury Bills, 6/01/2000 to 7/20/2000; value including accrued interest - $52,246,060.
(11) $93,990,000 U.S Treasury Notes, 4.875% to 6.50%, 1/31/2001 to 8/15/2009;
     value including accrued interest - $93,248,325.
(12) $160,625,000 U.S. Treasury Notes, 3.875%, 1/15/2009; value including ac-
     crued interest - $155,077,966.
     $51,000,000 U.S. Treasury Bonds, 3.875%, 4/15/2029; value including ac-
     crued interest - $48,967,573.
(13) $1,929,418,000 U.S. Treasury STRIPS, 1/15/2010 to 11/15/2021; value in-
     cluding accrued interest - $510,201,408

                See Combined Notes to Schedules of Investments.

                                   EVERGREEN
                   Combined Notes to Schedules of Investments
                                January 31, 2000

(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid un-der guidelines established by the Board of Trustees.
(b) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations plus accrued interest based on market prices at January 31, 2000
(c) Effective yield (calculated at the time of purchase) is the yield at which the bond accrues on an annual basis until maturity date.

Summary of Abbreviations:
AMBAC  American Municipal Bond Assurance Corp.
ARB    Adjustable Rate Bond
BAN    Bond Anticipation Note
CDA    Community Development Administration
Coll.  Collateral
COP    Certificate of Participation
EDA    Economic Development Authority
EDRB   Economic Development Revenue Bond
FGIC   Financial Guaranty Insurance Co.
FHA    Federal Housing Authority
FHLB   Federal Home Loan Bank
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GMAC   General Motors Acceptance Corp.
GNMA   Government National Mortgage Association
GO     General Obligation
HDA    Housing Development Authority
HFA    Housing Finance Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDRB   Industrial Development Revenue Bond
LIQ    Liquidity Provider
LLC    Limited Liability Corp.
LOC    Letter of Credit
LP     Limited Partnership
MBIA   Municipal Bond Investors Assurance Corp.
MHRB   Multifamily Housing Revenue Bond
MSTR   Municipal Securities Trust Receipt
MTC    Municipal Trust Certificate
MTN    Medium Term Note
NA     National Association
NV     Naamioze Vennootschap
PCRB   Pollution Control Revenue Bond
PFOTER Puttable Floating Option Tax Exempt Receipt
PLC    Public Limited Co.
PPT    Pooled Puttable Trust
RACERS Restructured Asset Security Enhancement
RAN    Revenue Anticipation Note
RB     Revenue Bond
REIT   Real Estate Investment Trust
ROC    Reset Option Certificate
SAK    Sakura Trust
SFHRB  Single Family Housing Revenue Bond
SLMA   Student Loan Marketing Association
SPA    Security Purchase Agreement
TAN    Tax Anticipation Note
TOC    Tender Option Certificate
VRDN   Variable Rate Demand Note

Adjustable Rate Bonds are puttable back to the issuer or other parties not affiliated with the issuer at par on the interest reset dates. Inter-est rates are determined and set by the issuer quarterly, semi-annually or annually depending upon the terms of the security. Interest rates and reset dates presented for these securities are those in effect at January 31, 2000.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the se-curity. Interest rates presented for these securities are those in effect at January 31, 2000.

Certain obligations held in the portfolio have credit enhancements or li-quidity features that may, under certain circumstances, provide for re-payment of principal and interest on the obligation upon demand date, in-terest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the stan-dards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Assets and Liabilities
                                January 31, 2000

                            Florida                                      New Jersey  Pennsylvania
                           Municipal                       Municipal     Municipal    Municipal      Treasury
                          Money Market   Money Market     Money Market  Money Market Money Market  Money Market
                              Fund           Fund             Fund          Fund         Fund          Fund
----------------------------------------------------------------------------------------------------------------
Assets
 Investment in
  securities............  $140,061,215  $10,864,028,371  $1,297,158,241 $111,021,143 $186,437,383 $1,024,263,854
 Investment in
  repurchase
  agreements............             0       41,995,779               0            0            0  3,168,878,816
----------------------------------------------------------------------------------------------------------------
 Investments at
  amortized cost........   140,061,215   10,906,024,150   1,297,158,241  111,021,143  186,437,383  4,193,142,670
 Cash...................        70,785          534,731       1,197,853      151,502            0              0
 Receivable for Fund
  shares sold...........             0        5,314,992         490,680    1,000,000        4,000        101,720
 Interest receivable....       883,976       86,691,007       8,867,941    1,042,392    1,207,013     18,550,851
 Prepaid expenses and
  other assets..........         6,283          243,962          14,714        3,411        2,789        119,933
----------------------------------------------------------------------------------------------------------------
 Total assets...........   141,022,259   10,998,808,842   1,307,729,429  113,218,448  187,651,185  4,211,915,174
----------------------------------------------------------------------------------------------------------------
Liabilities
 Distributions payable..       361,823       39,499,020       2,258,208      167,736      381,229     13,504,959
 Due to custodian bank..             0                0               0            0       43,401              0
 Payable for Fund shares
  redeemed..............             0       39,726,487       5,917,330            0        5,345      2,175,202
 Payable for securities
  on loan...............             0                0               0            0            0    330,905,038
 Advisory fee payable...        64,519        3,399,672         437,018       38,418       54,841        964,823
 Distribution Plan
  expenses payable......        51,689        2,267,447         179,007       29,507        7,845        736,167
 Due to other related
  parties...............        10,028          516,868          61,148        5,627        9,232        186,914
 Accrued expenses and
  other liabilities.....        26,102        1,058,383         304,109       26,530       64,531      1,098,994
----------------------------------------------------------------------------------------------------------------
 Total liabilities......       514,161       86,467,877       9,156,820      267,818      566,424    349,572,097
----------------------------------------------------------------------------------------------------------------
Net assets..............  $140,508,098  $10,912,340,965  $1,298,572,609 $112,950,630 $187,084,761 $3,862,343,077
----------------------------------------------------------------------------------------------------------------
Net assets represented
 by
 Paid-in capital........  $140,512,433  $10,914,049,469  $1,298,559,857 $112,931,858 $187,083,421 $3,862,325,706
 Undistributed
  (overdistributed) net
  investment income.....            86          (15,142)         12,752       18,772        1,340         17,371
 Accumulated net
  realized gains or
  losses on securities..        (4,421)      (1,693,362)              0            0            0              0
----------------------------------------------------------------------------------------------------------------
Total net assets........  $140,508,098  $10,912,340,965  $1,298,572,609 $112,950,630 $187,084,761 $3,862,343,077
----------------------------------------------------------------------------------------------------------------
Net assets consists of
 Class A................  $140,402,602  $ 8,930,645,159  $  707,619,821 $111,131,738 $124,782,440 $2,827,896,213
 Class B................             0       67,147,140               0            0            0              0
 Class C................             0        6,245,906               0            0            0              0
 Class Y................       105,496    1,908,302,760     590,952,788    1,818,892   62,302,321  1,034,446,864
----------------------------------------------------------------------------------------------------------------
Total net assets........  $140,508,098  $10,912,340,965  $1,298,572,609 $112,950,630 $187,084,761 $3,862,343,077
----------------------------------------------------------------------------------------------------------------
Shares outstanding
 Class A................   140,406,938    8,931,300,615     707,639,907  111,113,073  124,774,846  2,828,086,755
 Class B................            --       67,154,104              --           --           --             --
 Class C................            --        6,247,630              --           --           --             --
 Class Y................       105,495    1,909,799,001     590,987,580    1,818,785   62,308,575  1,034,489,571
----------------------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class A................  $       1.00  $          1.00  $         1.00 $       1.00 $       1.00 $         1.00
----------------------------------------------------------------------------------------------------------------
 Class B................            --  $          1.00              --           --           --             --
----------------------------------------------------------------------------------------------------------------
 Class C................            --  $          1.00              --           --           --             --
----------------------------------------------------------------------------------------------------------------
 Class Y................  $       1.00  $          1.00  $         1.00 $       1.00 $       1.00 $         1.00
----------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                            Statements of Operations
                          Year Ended January 31, 2000

                            Florida                                 New Jersey  Pennsylvania
                           Municipal                  Municipal     Municipal    Municipal     Treasury
                          Money Market Money Market  Money Market  Money Market Money Market Money Market
                              Fund         Fund          Fund          Fund         Fund         Fund
----------------------------------------------------------------------------------------------------------
Investment income
 Interest...............   $3,376,107  $497,879,208  $50,754,449    $3,683,948   $5,409,601  $190,855,297
 Securities lending
  income................            0             0            0             0            0    16,259,195
----------------------------------------------------------------------------------------------------------
 Total investment
  income................   $3,376,107  $497,879,208  $50,754,449    $3,683,948   $5,409,601  $207,114,492
----------------------------------------------------------------------------------------------------------
Expenses
 Advisory fee...........      415,461    41,092,961    6,608,878       485,050      617,609    14,314,005
 Distribution Plan
  expenses..............      280,813    22,663,602    2,320,379       324,029      336,920     9,338,554
 Administrative services
  fees..................       27,966       516,868       61,148        29,242       42,525     1,087,240
 Transfer agent fee.....        9,960     2,672,353      289,875         9,217       14,627     1,231,933
 Trustees' fees and
  expenses..............        1,847       187,641       35,590         2,197        4,401        88,635
 Printing and postage
  expenses..............        6,297       632,432       95,174         7,476       10,748       284,770
 Custodian fee..........       25,786     2,541,608      419,904        31,418       50,195     1,074,284
 Registration and filing
  fees..................        4,329       909,850       47,237         7,390        6,992        44,322
 Professional fees......        8,868        30,000       24,265         8,952       21,262        35,266
 Other..................        5,703       222,588       91,991         1,553        5,685       164,893
----------------------------------------------------------------------------------------------------------
 Total expenses.........      787,030    71,469,903    9,994,441       906,524    1,110,964    27,663,902
 Less: Expense
  reductions............       (8,020)     (389,101)     (89,584)      (12,254)      (9,975)     (186,979)
   Fee waivers..........            0             0            0             0     (221,873)            0
----------------------------------------------------------------------------------------------------------
 Net expenses...........      779,010    71,080,802    9,904,857       894,270      879,116    27,476,923
----------------------------------------------------------------------------------------------------------
 Net investment income..    2,597,097   426,798,406   40,849,592     2,789,678    4,530,485   179,637,569
----------------------------------------------------------------------------------------------------------
 Net realized gains or
  losses on
 securities.............           (2)     (290,538)     209,580        18,772        1,340             0
----------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............   $2,597,095  $426,507,868  $41,059,172    $2,808,450   $4,531,825  $179,637,569
----------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Changes in Net Assets
                          Year Ended January 31, 2000

                            Florida                                         New Jersey    Pennsylvania
                           Municipal                         Municipal       Municipal      Municipal       Treasury
                         Money Market     Money Market     Money Market    Money Market   Money Market    Money Market
                             Fund             Fund             Fund            Fund           Fund            Fund
-------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment
  income...............  $   2,597,097  $    426,798,406  $    40,849,592  $   2,789,678  $   4,530,485  $   179,637,569
 Net realized gains or
  losses on
  securities...........             (2)         (290,538)         209,580         18,772          1,340                0
-------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations...........      2,597,095       426,507,868       41,059,172      2,808,450      4,531,825      179,637,569
-------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class A...............     (2,592,260)     (337,175,277)     (22,077,026)    (2,771,252)    (3,266,436)    (133,223,851)
 Class B...............              0        (2,927,539)               0              0              0                0
 Class C...............              0          (222,229)               0              0              0                0
 Class Y...............         (4,751)      (86,473,224)     (18,900,378)       (18,426)    (1,288,732)     (46,413,718)
-------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders.........     (2,597,011)     (426,798,269)     (40,977,404)    (2,789,678)    (4,555,168)    (179,637,569)
-------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold.................    392,177,459    20,385,474,970    2,520,413,634    382,698,079    371,300,951    8,377,505,602
 Net asset value of
  shares issued in
  reinvestment of
  distributions........        290,999        59,387,865       11,575,848      1,045,710      1,021,263       19,423,674
 Payment for shares
  redeemed.............   (336,304,338)  (16,556,700,003)  (2,510,676,706)  (365,454,611)  (321,406,495)  (8,946,040,098)
-------------------------------------------------------------------------------------------------------------------------
 Net increase
  (decrease) in net
  assets resulting from
  capital share
  transactions.........     56,164,120     3,888,162,832       21,312,776     18,289,178     50,915,719     (549,110,822)
-------------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in
   net assets..........     56,164,204     3,887,872,431       21,394,544     18,307,950     50,892,376     (549,110,822)
Net assets
 Beginning of period...     84,343,894     7,024,468,534    1,277,178,065     94,642,680    136,192,385    4,411,453,899
-------------------------------------------------------------------------------------------------------------------------
 End of period.........  $ 140,508,098  $ 10,912,340,965  $ 1,298,572,609  $ 112,950,630  $ 187,084,761  $ 3,862,343,077
-------------------------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income.....  $          86  $        (15,142) $        12,752  $      18,772  $       1,340  $        17,371
-------------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                               Money Market Funds
                      Statements of Changes in Net Assets
                          Year Ended January 31, 1999

                            Florida                                         New Jersey   Pennsylvania
                           Municipal                         Municipal      Municipal      Municipal       Treasury
                         Money Market     Money Market     Money Market    Money Market  Money Market    Money Market
                             Fund*            Fund             Fund           Fund*          Fund            Fund
------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment
  income...............  $     635,317  $    256,422,206  $    39,252,711  $    628,917  $   2,767,148  $   185,652,316
 Net realized gains or
  losses on
  securities...........         (4,419)         (232,484)          32,799             0         34,900            3,528
------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations...........        630,898       256,189,722       39,285,510       628,917      2,802,048      185,655,844
------------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders from
 Net investment income
 Class A...............       (635,317)     (189,158,894)     (22,711,111)     (628,917)    (1,722,557)    (142,282,372)
 Class B...............              0        (2,528,073)               0             0              0                0
 Class C...............              0          (213,760)               0             0              0                0
 Class Y...............              0       (64,536,758)     (16,413,788)            0     (1,044,591)     (43,446,453)
------------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders.........       (635,317)     (256,437,485)     (39,124,899)     (628,917)    (2,767,148)    (185,728,825)
------------------------------------------------------------------------------------------------------------------------
Capital share
 transactions
 Proceeds from shares
  sold.................    307,920,714    14,122,364,388    2,420,670,670   175,814,913    297,694,663    8,468,726,257
 Net asset value of
  shares issued in
  reinvestment of
  distributions........         95,823        53,752,566       13,115,737       320,557        792,758       21,787,041
 Payment for shares
  redeemed.............   (223,668,224)  (11,797,889,375)  (2,407,118,878)  (81,492,790)  (232,721,788)  (8,198,420,346)
 Net asset value of
  shares issued in
  acquisition of:
 CoreFund Cash
  Reserve..............              0       872,363,752                0             0              0                0
 CoreFund Tax-Free
  Reserve..............              0                 0      140,753,563             0              0                0
 CoreFund Treasury
  Reserve..............              0                 0                0             0              0      687,797,346
 Virtus Money Market
  Fund.................              0       227,443,405                0             0              0                0
 Virtus Tax-Free Money
  Market Fund..........              0                 0       51,784,668             0              0                0
 Virtus Treasury Money
  Market Fund..........              0                 0                0             0              0      243,731,970
------------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  capital share
  transactions.........     84,348,313     3,478,034,736      219,205,760    94,642,680     65,765,633    1,223,622,268
------------------------------------------------------------------------------------------------------------------------
  Total increase in net
   assets..............     84,343,894     3,477,786,973      219,366,371    94,642,680     65,800,533    1,223,549,287
Net assets
 Beginning of period...              0     3,546,681,561    1,057,811,694             0     70,391,852    3,187,904,612
------------------------------------------------------------------------------------------------------------------------
 End of period.........  $  84,343,894  $  7,024,468,534  $ 1,277,178,065  $ 94,642,680  $ 136,192,385  $ 4,411,453,899
------------------------------------------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income.....              0  $        (15,279) $       127,812             0  $      24,683  $        17,371
------------------------------------------------------------------------------------------------------------------------

* For the period ended January 31, 1999. The Fund commenced operations on Octo-ber 26, 1998.

                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen Florida Municipal Money Market Fund ("Florida Municipal Money Market Fund"), Evergreen Money Market Fund ("Money Market Fund"), Evergreen Municipal Money Market Fund ("Municipal Money Market Fund"), Evergreen New Jersey Municipal Money Market Fund ("New Jersey Municipal Money Market Fund"), Evergreen Pennsylvania Municipal Money Market Fund ("Pennsylvania Municipal Money Market Fund") and Evergreen Treasury Money Market Fund ("Treasury Money Market Fund"), (collectively, the "Funds"). Each Fund, except for the Florida Municipal Money Market Fund, New Jersey Mu-nicipal Money Market Fund and Pennsylvania Municipal Money Market, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A and Class Y shares. In addition, the Money Market Fund offers Class B and Class C shares. Class A shares are sold at net asset value without a front-end sales charge but pay distribution fees. Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemp-tion and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were purchased. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory cli-ents of First Union Corporation ("First Union") and its affiliates, certain in-stitutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued utilizing the amortized cost method. The amortized cost of an instrument is determined by valuing it at its original cost and thereaf-ter assuming a constant accretion of any discount or amortization of any pre-mium from its face value at a constant rate until maturity.

Mutual fund shares held by a Fund are valued at the net asset value of each mu-tual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other financial organizations. The Funds' investment advisors will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the borrower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and ob-tain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in connec-tion with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come, net tax-exempt income and net capital gains, if any, to their sharehold-ers. The Funds also intend to avoid any excise tax liability by making the re-quired distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

First Union National Bank ("FUNB"), a wholly owned subsidiary of First Union, serves as the investment advisor to the Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and is paid a management fee that is com-puted daily and paid monthly. The management fee for the Pennsylvania Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.36% and declining to 0.24% per annum as net assets increase, to the average daily net assets of the Fund. Prior to January 3, 2000, the management fee for the Pennsylvania Municipal Money Market Fund was calculated by applying percentage rates, starting at 0.40% and declining to 0.28% per annum as net assets in-creased, to the Fund's average daily net assets. The management fee for Trea-sury Money Market Fund is computed at annual rate of 0.31% of the average daily net assets of the Fund. Prior to January 3, 2000, the management fee for Trea-sury Money Market Fund was computed at an annual rate of 0.35% of the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), an indirect, wholly-owned subsidiary of First Union, serves as the investment advisor for Florida Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund and New Jersey Mu-nicipal Money Market Fund and is paid a management fee that is computed daily and paid monthly. The management fee for Money Market Fund and Municipal Money Market Fund is calculated by applying percentage rates, starting at 0.44% and declining to 0.39% per annum as net assets increase, to the average daily net assets of each Fund. Prior to January 3, 2000, the management fee for Money Market Fund and Municipal Money Market Fund was computed by applying percentage rates, starting at 0.50% and declining to 0.45% per annum as net assets in-creased, to the average daily net assets of each Fund. The management fee for Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund is computed at an annual rate of 0.41% of the average daily net assets of each Fund. Prior to January 3, 2000, the management fee for Florida Municipal Money Market Fund and New Jersey Municipal Money Market Fund was computed at a rate of 0.45% of the average daily net assets of each Fund.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidi-ary of First Union, serves as the administrator and The BISYS Group, Inc. ("BISYS"), serves as the sub-administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administra-tor to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund pay the administrator and sub-administrator for their services a combined fee at the annual rate of 0.06% of each Fund's average daily net assets. Prior to January 3, 2000, the administrator and sub-administrator for these Funds were entitled to an annual fee based on the average daily net assets of the Funds administered by EIS for which First Union or its investment advisory subsidiar-ies are also the investment advisors. The administration fee was calculated by applying percentage rates, starting at 0.05% and decline to 0.01% per annum as net assets increased, to the average daily net assets of each Fund. The sub-ad-ministration fee was calculated by applying percentage rates, which started at 0.01% and declined to 0.004% per annum as net assets increased, to the average daily net assets of each Fund.

The Money Market Fund and Municipal Money Market Fund pays the administrator for its services a fee at an annual rate of 0.06% of each Fund's average daily net assets. Prior to January 3, 2000, the administration and sub-administration fee was paid by the investment advisor and was not a fund expense. The sub-administration fee continues to be paid by the investment advisor.

For the year ended January 31, 2000, the Funds paid or accrued to EIS the fol-lowing amounts for certain administrative services and sub-administrative serv-ices:

                                         Administration Sub-administration
                                         ---------------------------------
         Florida Municipal Money Market
          Fund.........................     $ 23,237         $  4,729
         Money Market Fund.............      516,868                0
         Municipal Money Market Fund...       61,148                0
         New Jersey Municipal Money
          Market Fund..................       23,773            5,469
         Pennsylvania Municipal Money
          Market Fund..................       34,677            7,848
         Treasury Money Market Fund....      879,347          207,893

Evergreen Service Company ("ESC"), an indirectly, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution Plans permit a fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribution Plans, Class A shares of the Funds incur distribution fees equal to 0.30% of the average daily net assets of the class, all of which is used to pay for shareholder service fees. Class B and Class C shares of Money Market Fund incur distribu-tion fees equal to 1.00% of the average daily net assets of each class. Of this amount, 0.25% of the distribution fees incurred is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribu-tion Plan expenses are calculated daily and paid at least quarterly.

For the year ended January 31, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans, as well as distri-bution fees waived and the impact of the waiver as a percentage of the average net assets of the class, were as follows:

                                        Distribution
                                        fees accrued         Distribution    % of
                                ---------------------------- fees waived   Average
                                  Class A   Class B  Class C   Class A    Net Assets
                                ----------------------------------------------------
       Florida Municipal Money
        Market Fund............ $   280,813 $      0 $     0   $      0     0.00%
       Money Market Fund.......  21,855,342  751,911  56,349          0     0.00%
       Municipal Money Market
        Fund...................   2,320,379        0       0          0     0.00%
       New Jersey Municipal
        Money Market Fund......     324,029        0       0          0     0.00%
       Pennsylvania Municipal
        Money Market Fund......     336,920        0       0    221,873     0.20%
       Treasury Money Market
        Fund...................   9,338,554        0       0          0     0.00%

With respect to Class B and Class C shares of the Money Market Fund, the prin-cipal underwriter may pay distribution fees greater than the allowable annual amounts the fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. ACQUISITIONS

Effective July 27, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged from the acquired fund are as follows:

                                                                Class of       Value of
                                                                 Shares       Net Assets
       Acquired Fund                  Acquiring Fund           Exchanged       Acquired
      -----------------------------------------------------------------------------------
       CoreFund Cash Reserve... Money Market Fund           Class A, B and Y $872,363,752
       CoreFund Tax-Free
        Reserve................ Municipal Money Market Fund Class A and Y     140,753,563
       CoreFund Treasury
        Reserve................ Treasury Money Market Fund  Class A, B and Y  687,797,346

Immediately after the acquisitions the aggregate net assets of the Money Market Fund, Municipal Money Market Fund and Treasury Money Market Fund were $5,486,371,538, $1,362,080,503 and $4,203,181,670, respectively.

Effective March 2, 1998, the Funds noted below acquired substantially all the assets and assumed the liabilities of the following management investment com-panies through tax-free exchanges. The net assets acquired, valued at $1 per share, and class of shares exchanged from the acquired fund are as follows:

                                                              Class of      Value of
                                                               Shares      Net Assets
       Acquired Fund                  Acquiring Fund          Exchanged     Acquired
      --------------------------------------------------------------------------------
       Virtus Money Market
        Fund................... Money Market Fund           Class A and Y $227,443,405
       Virtus Tax-Free Money
        Market Fund............ Municipal Money Market Fund Class Y         51,784,668
       Virtus Treasury Money
        Market Fund............ Treasury Money Market Fund  Class A and Y  243,731,970

Immediately after the acquisitions the aggregate net assets of the Money Market Fund, Municipal Money Market Fund and Treasury Money Market Fund were $3,972,178,894, $1,236,483,220 and $3,473,282,398, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A and Class Y. In addition, the Money Market Fund offers Class B and Class C shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

Florida Municipal Money Market Fund

                                                            October 26, 1998
                                                            (Commencement of
                                            Year Ended    Class Operations) to
                                         January 31, 2000   January 31, 1999
------------------------------------------------------------------------------
Class A
Shares sold.............................    385,440,203        307,733,490
Shares issued in reinvestment of
 distributions..........................        286,961             95,657
Shares redeemed.........................   (329,667,588)      (223,481,785)
------------------------------------------------------------------------------
Net increase............................     56,059,576         84,347,362
------------------------------------------------------------------------------

                                                           December 29, 1998
                                                            (Commencement of
                                            Year Ended    Class Operations) to
                                         January 31, 2000   January 31, 1999
------------------------------------------------------------------------------
Class Y
Shares sold.............................      6,737,256            187,224
Shares issued in reinvestment of
 distributions..........................          4,038                166
Shares redeemed.........................     (6,636,750)          (186,439)
------------------------------------------------------------------------------
Net increase............................        104,544                951
------------------------------------------------------------------------------

Money Market Fund

                                                  Year Ended January 31,
                                              -------------------------------
                                                   2000             1999
------------------------------------------------------------------------------
Class A
Shares sold..................................  13,770,733,714   8,522,391,097
Shares issued in reinvestment of
 distributions...............................      41,196,309      35,684,888
Shares redeemed.............................. (10,090,858,541) (6,383,437,537)
Shares issued in acquisition of:
 CoreFund Cash Reserve.......................               0      78,077,775
 Virtus Money Market Fund....................               0      47,782,010
------------------------------------------------------------------------------
Net increase.................................   3,721,071,482   2,300,498,233
------------------------------------------------------------------------------
Class B
Shares sold..................................     265,655,898     341,997,341
Shares issued in reinvestment of
 distributions...............................       2,563,007       2,133,306
Shares redeemed..............................    (266,285,306)   (304,057,087)
Shares issued in acquisition of:
 CoreFund Cash Reserve.......................               0          91,326
------------------------------------------------------------------------------
Net increase.................................       1,933,599      40,164,886
------------------------------------------------------------------------------
Class C
Shares sold..................................      57,804,130      50,447,068
Shares issued in reinvestment of
 distributions...............................         179,299         178,681
Shares redeemed..............................     (56,524,269)    (47,867,432)
------------------------------------------------------------------------------
Net increase.................................       1,459,160       2,758,317
------------------------------------------------------------------------------
Class Y
Shares sold..................................   6,291,281,228   5,207,533,736
Shares issued in reinvestment of
 distributions...............................      15,448,855      15,753,558
Shares redeemed..............................  (6,143,031,885) (5,062,527,319)
Shares issued in acquisition of:
 CoreFund Cash Reserve.......................               0     794,989,126
 Virtus Money Market Fund....................               0     179,784,370
------------------------------------------------------------------------------
Net increase.................................     163,698,198   1,135,533,471
------------------------------------------------------------------------------

Municipal Money Market Fund

                                                  Year Ended January 31,
                                               ------------------------------
                                                    2000            1999
------------------------------------------------------------------------------
Class A
Shares sold...................................  1,398,400,166   1,107,305,683
Shares issued in reinvestment of
 distributions................................      3,050,633       3,178,193
Shares redeemed............................... (1,431,236,942) (1,062,820,865)
Shares issued in acquisition of:
 CoreFund Tax-Free Reserve....................              0      17,909,419
------------------------------------------------------------------------------
Net increase (decrease).......................    (29,786,143)     65,572,430
------------------------------------------------------------------------------
Class Y
Shares sold...................................  1,122,013,468   1,313,364,987
Shares issued in reinvestment of
 distributions................................      8,525,215       9,937,544
Shares redeemed............................... (1,079,439,764) (1,344,298,013)
Shares issued in acquisition of:
 CoreFund Tax-Free Reserve....................              0     122,945,815
 Virtus Tax-Free Money Market Fund............              0      51,790,982
------------------------------------------------------------------------------
Net increase..................................     51,098,919     153,741,315
------------------------------------------------------------------------------

New Jersey Municipal Money Market Fund

                                                            October 26, 1998
                                                            (Commencement of
                                          Year Ended      Class Operations) to
                                       January 31, 2000     January 31, 1999
------------------------------------------------------------------------------
Class A
Shares sold.........................      380,834,016         175,814,913
Shares issued in reinvestment of
 distributions......................        1,030,891             320,557
Shares redeemed.....................     (365,394,514)        (81,492,790)
------------------------------------------------------------------------------
Net increase........................       16,470,393          94,642,680
------------------------------------------------------------------------------

                                        April 5, 1999
                                       (Commencement of
                                     Class Operations) to
                                       January 31, 2000
------------------------------------------------------------------------------
Class Y
Shares sold.........................        1,864,063
Shares issued in reinvestment of
 distributions......................           14,819
Shares redeemed.....................          (60,097)
------------------------------------------------------------------------------
Net increase........................        1,818,785
------------------------------------------------------------------------------

Pennsylvania Municipal Money Market Fund

                                                     Year Ended January 31,
                                                    --------------------------
                                                        2000          1999
-------------------------------------------------------------------------------
Class A
Shares sold........................................  232,591,355   174,383,607
Shares issued in reinvestment of distributions.....      653,074       314,370
Shares redeemed.................................... (204,444,791) (115,840,210)
-------------------------------------------------------------------------------
Net increase.......................................   28,799,638    58,857,767
-------------------------------------------------------------------------------
Class Y
Shares sold........................................  138,709,596   123,311,056
Shares issued in reinvestment of distributions.....      368,189       478,388
Shares redeemed.................................... (116,961,704) (116,881,578)
-------------------------------------------------------------------------------
Net increase.......................................   22,116,081     6,907,866
-------------------------------------------------------------------------------

Treasury Money Market Fund

                                                  Year Ended January 31,
                                               ------------------------------
                                                    2000            1999
------------------------------------------------------------------------------
Class A
Shares sold...................................  4,529,115,382   5,568,902,718
Shares issued in reinvestment of
 distributions................................     13,666,350      17,129,027
Shares redeemed............................... (5,080,912,982) (4,944,183,470)
Shares issued in acquisition of:
 CoreFund Treasury Reserve....................              0      22,113,282
 Virtus Treasury Money Market Fund............              0      85,936,814
------------------------------------------------------------------------------
Net increase (decrease).......................   (538,131,250)    749,898,371
------------------------------------------------------------------------------
Class Y
Shares sold...................................  3,848,390,220   2,899,822,767
Shares issued in reinvestment of
 distributions................................      5,757,324       4,658,014
Shares redeemed............................... (3,865,127,116) (3,254,236,309)
Shares issued in acquisition of:
 CoreFund Treasury Reserve....................              0     665,722,969
 Virtus Treasury Money Market Fund............              0     157,990,525
------------------------------------------------------------------------------
Net increase (decrease).......................    (10,979,572)    473,957,966
------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the year ended January 31, 2000 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. At January 31, 2000, the value of securi-ties on loan and the value of collateral amounted to $325,312,914 and $330,905,038, respectively. During the year ended January 31, 2000, the Trea-sury Money Market Fund earned $16,259,195 in income from securities lending transactions.

On January 31, 2000, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31, 2000, the following Funds had capital loss carryforwards for federal income tax purposes as follows:

                                                               Expiration
                                    -----------------------------------------------------------------
                           Total      2001    2002     2003   2004  2005     2006     2007     2008
                         ----------------------------------------------------------------------------
Florida Municipal Money
 Market Fund............ $    4,421 $      0 $     0 $      0 $ 0  $     0 $      0 $  4,419 $      2
Money Market Fund.......  1,510,904  130,422  57,884  567,977   0   32,810  381,247  200,609  139,955

In addition to the capital loss carryovers, losses incurred after October 31, within a Fund's fiscal year, are deemed to arise on the first business day of the Fund's following fiscal year. For the year ended January 31, 2000, the Money Market Fund incurred and elected to defer post-October losses of $182,458.

8. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The amount of expense reductions re-ceived by each Fund and the impact of the total expense reductions on each Fund's expense ratio represented as a percentage of its average net assets were as follows:

                                                     Total
                                                    Expense   % of Average
                                                   Reductions  Net Assets
                                                   -----------------------
         Florida Municipal Money Market Fund.....   $  8,020     0.01%
         Money Market Fund.......................    389,101     0.00%
         Municipal Money Market Fund.............     89,584     0.01%
         New Jersey Municipal Money Market Fund..     12,254     0.01%
         Pennsylvania Municipal Money Market
          Fund...................................      9,975     0.01%
         Treasury Money Market Fund..............    186,979     0.00%

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as a Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENTS

Certain of the Evergreen Funds, State Street Bank and Trust Company ("State Street") and The Bank of New York ("BONY") entered into an amended financing agreement on December 22, 1998. Under this agreement, State Street and BONY provided an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncommitted). The credit facility was allocated, under the terms of the financing agreement, between State Street and BONY. The credit facility was accessed by the Funds for temporary or emergency purposes only and was subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facility, which was allocated to all funds. State Street served as administrative agent and was entitled to a fee of $20,000 per annum which was allocated to all of the funds. This agreement was terminated on July 27, 1999.

On July 27, 1999, certain of the Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 billion. The credit facility is allocated, under the terms of the fi-nancing agreement, among the Lenders. The credit facility is accessed by the Funds for temporary or emergency purposes to fund the redemption of their shares or a general working capital as permitted by each Fund's borrowing re-strictions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate dur-ing the period from and including December 1, 1999 through and including Janu-ary 31, 2000). A commitment fee of 0.10% per annum is incurred on the average daily unused portion of the revolving credit commitment. The commitment fee is allocated to all funds. For its assistance in arranging this financing agree-ment, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

The Funds did not borrow under these agreements during the year ended January 31, 2000.

11. CONCENTRATION OF RISK

The Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political develop-ments in that state or region than would be a comparable general tax-exempt mu-tual fund.

12. SUBSEQUENT EVENT

Effective February 1, 2000, the maximum deferred sales charge for Class C shares is changed to 2.00%. Class C shares purchased on or after February 1, 2000 are subject to a 2.00% contingent deferred sales charge if such shares are redeemed within one year after the month of purchase and a 1.00% contingent de-ferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contingent deferred sales charge schedule at the time the shares were ini-tially purchased.

                          Independent Auditors' Report

The Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statements of assets and liabilities, includ-ing the schedules of investments of the Evergreen Florida Municipal Money Mar-ket Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen Pennsyl-vania Municipal Money Market Fund and Evergreen Treasury Money Market Fund, portfolios of the Evergreen Money Market Trust, as of January 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended and financial highlights for each of the years or periods in the sixty month period ended January 31, 2000. We also audited the accompanying statements of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund and Evergreen Municipal Money Market Fund, also portfolios of the Evergreen Money Market Trust, as of January 31, 2000 and the related statements of operations, changes in net assets and financial high-lights for the year then ended. These financial statements and financial high-lights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Evergreen Money Market Fund and the Evergreen Mu-nicipal Money Market Fund the statements of changes in net assets for the year ended January 31, 1999 and the financial highlights for the years or periods in the forty eight month period then ended were audited by other auditors, whose report dated March 12, 1999 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Jan-uary 31, 2000 by correspondence with the custodian. An audit also includes as-sessing the accounting principles used and significant estimates made by man-agement, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen Money Market Trust as of January 31, 2000, the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with generally accepted accounting principles.

                                   /s/ KPMG LLP

Boston, Massachusetts
March 3, 2000

                       Additional Information (Unaudited)

FEDERAL STATUS OF DIVIDENDS

100% of the dividends distributed by the Municipal Money Market Fund, New Jer-sey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund and 96.82% of the dividend distributed by the Florida Municipal Money Market Fund for the year ended January 31, 2000 are exempt from federal income tax, other than alternative minimum tax.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Bond Fund
U.S. Government Fund
Quality Income Fund
Diversified Bond Fund
Strategic Income Fund
High Income Fund
High Yield Bond Fund

Balanced
Tax Strategic Foundation Fund
Foundation Fund
Capital Balanced Fund
Balanced Fund

Growth & Income
Utility Fund
Income and Growth Fund
Equity Income Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Capital Growth Fund
Stock Selector Fund
Evergreen
Fund Strategic Growth Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Growth Fund
Aggressive Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
Perpetual Global Fund
International Growth Fund
Perpetual International Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898




www.evergreen-funds.com

60335                                                       540710        3/2000


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